United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: Quarter ended 10/31/17

Item 1.	Schedule of Investments

Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount		Value
	ASSET-BACKED SECURITIES—1.1%
	Finance - Automotive—0.8%
$17,478,409	AmeriCredit Automobile Receivables Trust 2017-3, Class A1, 1.40%, 8/20/2018	$17,478,409
12,161,736	Enterprise Fleet Financing LLC 2017-2, Class A1, 1.50%, 7/20/2018	12,161,736
12,285,408	Wheels SPV 2, LLC Series 2017-1, Class A1, 1.40%, 7/20/2018	12,285,408
	TOTAL	41,925,553
	Finance - Equipment—0.3%
6,503,292	CCG Receivables Trust 2017-1, Class A1, 1.35%, 6/14/2018	6,503,292
10,971,304	Dell Equipment Finance Trust 2017-1, Class A1, 1.35%, 5/22/2018	10,971,304
	TOTAL	17,474,596
	TOTAL ASSET-BACKED SECURITIES	59,400,149
	CERTIFICATES OF DEPOSIT—27.9%
	Banking—27.9%
127,800,000	ABN Amro Bank NV, 1.42% - 1.59%, 11/17/2017 - 4/30/2018	127,191,447
74,000,000	Bank of Montreal, 1.51% - 1.55%, 12/18/2017 - 1/5/2018	74,000,000
170,000,000	Bank of Nova Scotia, Toronto, 1.50%, 4/6/2018 - 4/27/2018	170,000,000
30,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.44%, 2/21/2018	30,000,000
25,000,000	BNP Paribas SA, 1.55%, 4/23/2018	25,000,000
30,000,000	Canadian Imperial Bank of Commerce, 1.57%, 7/3/2018	30,000,000
40,000,000	Credit Suisse AG, 1.44%, 2/1/2018	40,000,000
33,000,000	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.33%, 12/15/2017	33,000,000
100,000,000	KBC Bank N.V., 1.18%, 11/1/2017	100,000,000
200,000,000	Landesbank Baden-Wurttemberg, 1.19%, 11/7/2017	200,000,000
160,000,000	Mizuho Bank Ltd., 1.40% - 1.43%, 11/3/2017 - 12/22/2017	159,793,749
105,000,000	Mizuho Bank Ltd., 1.19%, 11/2/2017	105,000,000
70,000,000	Societe Generale, Paris, 1.30%, 12/12/2017	70,000,000
200,000,000	Sumitomo Mitsui Trust Bank Ltd., 1.18%, 11/1/2017	200,000,000
179,500,000	Toronto Dominion Bank, 1.41% - 1.75%, 12/6/2017 - 10/22/2018	179,500,000
	TOTAL	1,543,485,196
	TOTAL CERTIFICATES OF DEPOSIT	1,543,485,196
	COMMERCIAL PAPER—24.6%[1]
	Aerospace / Auto—2.8%
8,500,000	Toyota Credit Canada Inc., (Toyota Motor Corp. Support Agreement), 1.527%, 4/6/2018	8,444,382
95,000,000	Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.681% - 1.701%, 7/9/2018 - 7/20/2018	93,873,925
50,000,000	Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.507%, 4/3/2018	49,683,375
	TOTAL	152,001,682
	Banking—8.1%
189,000,000	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.449% - 1.481%, 11/20/2017 - 2/16/2018	188,391,381
50,000,000	Bank of Nova Scotia, Toronto, 1.507%, 4/27/2018	49,633,708
25,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.605%, 7/19/2018	24,714,722
90,000,000	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.435%, 1/24/2018	89,700,750
60,000,000	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.324%, 11/3/2017	59,995,600
15,000,000	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.375%, 1/2/2018	14,964,608
21,246,000	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.355%, 11/10/2017 - 11/13/2017	21,238,661
	TOTAL	448,639,430
	Finance - Automotive—2.2%
122,475,000	Ford Motor Credit Co. LLC, 1.507% - 1.528%, 11/3/2017 - 11/16/2017	122,435,576
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Commercial—0.9%
$50,000,000		Atlantic Asset Securitization LLC, 1.446%, 2/6/2018	$49,806,000
		Finance - Equipment—1.5%
82,000,000		Caterpillar Financial Services Corp., 1.20%, 11/7/2017	81,983,600
		Finance - Retail—8.1%
70,000,000		Barton Capital S.A., 1.415%, 1/22/2018	69,775,183
20,000,000		CHARTA, LLC, 1.369%, 12/7/2017	19,972,800
15,000,000		CRC Funding, LLC, 1.44%, 1/10/2018	14,958,292
50,000,000		Old Line Funding, LLC, 1.562%, 4/20/2018	49,634,028
291,500,000		Sheffield Receivables Company LLC, 1.407% - 1.552%, 11/3/2017 - 1/25/2018	291,143,282
		TOTAL	445,483,585
		Sovereign—0.7%
40,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.406%, 2/4/2018	39,856,889
		Telecommunications—0.3%
17,600,000		Bell Canada, 1.402%, 11/20/2017	17,586,995
		TOTAL COMMERCIAL PAPER	1,357,793,757
		NOTES-VARIABLE—35.2%
		Aerospace / Auto—0.5%
5,000,000	[2]	Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.447% (3-month USLIBOR +0.10%), 1/4/2018	5,000,000
19,000,000	[2]	Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Credit Corp. Support Agreement), 1.43% (3-month USLIBOR +0.10%), 12/27/2017	19,000,000
		TOTAL	24,000,000
		Banking—33.6%
9,000,000	[2]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.489% (1-month USLIBOR +0.25%), 2/16/2018	9,000,000
100,000,000	[2]	Bank of Montreal, 1.616% (3-month USLIBOR +0.30%), 12/1/2017	100,000,000
20,000,000	[2]	Bank of Montreal, 1.515% (1-month USLIBOR +0.28%), 11/8/2017	20,000,000
100,000,000	[2]	Bank of Montreal, 1.661% (3-month USLIBOR +0.35%), 11/3/2017	100,000,000
61,000,000	[2]	Bank of Montreal, 1.425% (1-month USLIBOR +0.19%), 11/2/2017	61,000,000
18,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.455% (1-month USLIBOR +0.22%), 8/2/2018	18,000,000
25,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.478% (3-month USLIBOR +0.15%), 6/18/2018	25,000,000
50,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.659% (1-month USLIBOR +0.42%), 2/23/2018	50,000,000
68,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.679% (1-month USLIBOR +0.44%), 2/15/2018	68,000,000
49,050,000	[2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.26%, 1/2/2019	49,050,000
34,140,000	[2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.26%, 1/2/2019	34,140,000
113,000,000	[2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.26%, 1/2/2019	113,000,000
20,000,000	[2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.26%, 1/2/2019	20,000,000
68,000,000	[2]	Canadian Imperial Bank of Commerce, 1.507% (3-month USLIBOR +0.15%), 4/19/2018	68,000,000
145,000,000	[2]	Canadian Imperial Bank of Commerce, 1.469% (1-month USLIBOR +0.23%), 11/20/2017	145,000,000
10,000,000	[2]	Canadian Imperial Bank of Commerce, 1.499% (1-month USLIBOR +0.260%), 11/13/2017	10,000,000
25,000,000	[2]	Chase Bank USA, N.A., 1.738% (1-month USLIBOR +0.50%), 11/6/2017	25,000,000
23,600,000	[2]	Citigroup, Inc., 2.362% (3-month USLIBOR +1.05%), 11/8/2017	23,604,258
32,000,000	[2]	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.587% (1-month USLIBOR +0.35%), 12/11/2017	32,000,000
3,570,000	[2]	Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 1.24%, 11/2/2017	3,570,000
10,265,000	[2]	Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 1.48%, 11/1/2017	10,265,000
9,000,000	[2]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.539% (1-month USLIBOR +0.30%), 3/22/2018	9,000,000
7,090,000	[2]	EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 1.24%, 11/2/2017	7,090,000
9,590,000	[2]	Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 1.24%, 11/2/2017	9,590,000
2,370,000	[2]	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 1.30%, 11/2/2017	2,370,000
2

Principal Amount			Value
		NOTES-VARIABLE—continued
		Banking—continued
$3,985,000	[2]	Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.69%, 11/3/2017	$3,985,000
6,300,000	[2]	GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 1.24%, 11/2/2017	6,300,000
1,120,000	[2]	Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.69%, 11/3/2017	1,120,000
2,390,000	[2]	Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.45%, 11/2/2017	2,390,000
2,300,000	[2]	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.69%, 11/7/2017	2,300,000
18,085,000	[2]	J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.24%, 11/2/2017	18,085,000
155,000	[2]	Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 1.45%, 11/2/2017	155,000
12,950,000	[2]	Maryland State EDC, Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.69%, 11/7/2017	12,950,000
7,580,000	[2]	Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.69%, 11/7/2017	7,580,000
77,500,000	[2]	Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 1.18%, 11/2/2017	77,500,000
3,405,000	[2]	Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 1.24%, 11/2/2017	3,405,000
34,100,000	[2]	National Australia Bank Ltd., Melbourne, 1.49% (3-month USLIBOR +0.14%), 4/6/2018	34,100,000
15,000,000	[2]	New York State HFA, (Series 2017A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.23%, 11/1/2017	15,000,000
23,935,000	[2]	RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 1.24%, 11/2/2017	23,935,000
105,000,000	[2]	Royal Bank of Canada, 1.559% (1-month USLIBOR +0.32%), 11/16/2017	105,000,000
9,470,000	[2]	Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 1.24%, 11/2/2017	9,470,000
13,875,000	[2]	Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 1.24%, 11/2/2017	13,875,000
75,000,000	[2]	Sumitomo Mitsui Banking Corp., 1.442% (1-month USLIBOR +0.20%), 11/6/2017	75,000,000
3,600,000	[2]	Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 1.24%, 11/2/2017	3,600,000
11,935,000	[2]	The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.24%, 11/2/2017	11,935,000
6,460,000	[2]	The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 1.24%, 11/1/2017	6,460,000
5,825,000	[2]	The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 1.24%, 11/1/2017	5,825,000
8,820,000	[2]	The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.24%, 11/2/2017	8,820,000
9,825,000	[2]	The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.24%, 11/2/2017	9,825,000
9,240,000	[2]	The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.24%, 11/2/2017	9,240,000
9,550,000	[2]	The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.24%, 11/2/2017	9,550,000
5,565,000	[2]	The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 1.24%, 11/2/2017	5,565,000
6,680,000	[2]	The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.24%, 11/2/2017	6,680,000
100,000,000	[2]	Toronto Dominion Bank, 1.612% (3-month USLIBOR +0.30%), 11/8/2017	100,000,000
7,305,000	[2]	Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 1.24%, 11/2/2017	7,305,000
175,000,000	[2]	Wells Fargo Bank, N.A., 1.694% (3-month USLIBOR +0.32%), 1/26/2018	175,000,000
25,000,000	[2]	Wells Fargo Bank, N.A., 1.704% (3-month USLIBOR +0.35%), 1/18/2018	25,000,000
23,000,000	[2]	Wells Fargo Bank, N.A., 1.778% (1-month USLIBOR +0.54%), 11/24/2017	23,000,000
1,345,000	[2]	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.667%, 11/1/2017	1,345,000
8,240,000	[2]	Wingo Family Master Trust, (BOKF, N.A. LOC), 1.24%, 11/2/2017	8,240,000
13,000,000	[2]	Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 1.30%, 11/2/2017	13,000,000
720,000	[2]	Ypsilanti, MI, UT GO, (Comerica Bank LOC), 1.29%, 11/1/2017	720,000
		TOTAL	1,855,939,258
		Finance - Commercial—0.0%
1,790,000	[2]	Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 1.25%, 11/2/2017	1,790,000
		Finance - Retail—0.9%
50,000,000	[2]	Old Line Funding, LLC, 1.388% (1-month USLIBOR +0.15%), 4/6/2018	50,000,000
		Government Agency—0.2%
9,467,000	[2]	Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 1.25%, 11/2/2017	9,467,000
2,450,000	[2]	Jefferson at Stadium Park - Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 1.25%, 11/2/2017	2,450,000
		TOTAL	11,917,000
		TOTAL NOTES-VARIABLE	1,943,646,258
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—9.5%
$75,000,000	BNP Paribas S.A., 1.29%, 11/1/2017, interest in a $75,000,000 collateralized loan agreement, dated 10/31/2017, will repurchase securities provided as collateral for $75,002,688, in which Corporate Bonds and U.S. Government Agency securities with a market value of $76,502,741 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
60,000,000	BNP Paribas S.A., 1.46%, 11/1/2017, interest in a $100,000,000 collateralized loan agreement, dated 10/31/2017, will repurchase securities provided as collateral for $100,004,056, in which Corporate Bonds, Asset-Backed securities, Collateralized Mortgage-Backed Obligations, U.S. Treasury and Medium-Term Notes securities with a market value of $102,004,137 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
100,000,000	Citigroup Global Markets, Inc., 2.135%, 2/1/2018, interest in a $110,000,000 collateralized loan agreement, dated 8/2/2017, will repurchase securities provided as collateral for $111,193,726, in which Collateralized Mortgage Obligations securities with a market value of $112,327,647 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	Citigroup Global Markets, Inc., 2.085%, 2/1/2018, interest in a $60,000,000 collateralized loan agreement, dated 8/2/2017, will repurchase securities provided as collateral for $60,635,873, in which U.S. Government Agency and U.S. Treasury securities with a market value of $61,269,615 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
22,000,000	Citigroup Global Markets, Inc., 1.66%, 11/1/2017, interest in a $50,000,000 collateralized loan agreement, dated 10/31/2017, will repurchase securities provided as collateral for $50,002,306, in which Collateralized Mortgage Obligations securities with a market value of $51,002,352 have been received as collateral and held with BNY Mellon as tri-party agent.	22,000,000
60,000,000	Citigroup Global Markets, Inc., 1.36%, 11/1/2017, interest in a $60,000,000 collateralized loan agreement, dated 10/31/2017, will repurchase securities provided as collateral for $60,002,267, in which Exchange Traded securities with a market value of $61,202,323 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
110,000,000	HSBC Securities (USA), Inc., 1.26%, 11/1/2017, interest in a $110,000,000 collateralized loan agreement, dated 10/31/2017, will repurchase securities provided as collateral for $110,003,850, in which Corporate Bond securities with a market value of $112,203,944 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
45,000,000	Wells Fargo Securities LLC, 1.93%, 1/29/2018, interest in a $45,000,000 collateralized loan agreement, dated 10/31/2017, will repurchase securities provided as collateral for $45,217,125, in which Corporate Bond securities with a market value of $45,902,647 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	522,000,000
	REPURCHASE AGREEMENTS—1.7%
95,750,000	Interest in $430,000,000 joint repurchase agreement, 1.05% dated 10/31/2017 under which Barclays Bank PLC will repurchase the securities provided as collateral for $430,012,542 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $438,612,836.	95,750,000
	TOTAL REPURCHASE AGREEMENTS	95,750,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)	5,522,075,360
	OTHER ASSETS AND LIABILITIES—0.0%[3]	2,101,083
	TOTAL NET ASSETS—100%	$5,524,176,443
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.0% of the Fund's portfolio as calculated based upon total market value.
1	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews
4

of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
5
Federated Government Reserves Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.9%
$199,500,000	[1]	Federal Farm Credit System Discount Notes, 0.84% - 1.33%, 11/17/2017 - 9/26/2018	$198,471,170
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.103% (1-month USLIBOR -0.135%), 11/25/2017	50,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.129% (1-month USLIBOR -0.11%), 11/13/2017	11,999,995
74,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.15% - 1.154% (1-month USLIBOR -0.085%), 11/1/2017 - 11/15/2017	73,997,749
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.173% - 1.177% (1-month USLIBOR -0.065%), 11/12/2017 - 11/29/2017	49,997,998
29,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.194% (1-month USLIBOR -0.045%), 11/21/2017	28,999,314
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.196% (1-month USLIBOR -0.043%), 11/15/2017 - 11/21/2017	39,999,304
22,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.197% (1-month USLIBOR -0.041%), 11/6/2017	22,800,000
56,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.199% (1-month USLIBOR -0.04%), 11/13/2017	55,998,467
3,260,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.283% (1-month USLIBOR +0.045%), 11/9/2017	3,259,942
92,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.298% (1-month USLIBOR +0.059%), 11/21/2017	92,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.304% (1-month USLIBOR +0.065%), 11/22/2017	12,017,172
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.363% (1-month USLIBOR +0.13%), 11/4/2017	50,000,000
14,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.385% (1-month USLIBOR +0.15%), 11/1/2017	14,537,280
81,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.398% - 1.402% (1-month USLIBOR +0.16%), 11/12/2017 - 11/28/2017	80,999,987
296,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.85% - 1.265%, 11/14/2017 - 8/30/2018	295,580,425
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.917% (3-month USLIBOR -0.40%), 11/24/2017	99,992,095
28,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.007% (3-month USLIBOR -0.36%), 1/25/2018	28,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.013% (3-month USLIBOR -0.34%), 1/17/2018	40,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.048% (1-month USLIBOR -0.185%), 11/2/2017	50,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.067% (1-month USLIBOR -0.165%), 11/3/2017	50,000,000
45,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.067% (3-month USLIBOR -0.245%), 11/8/2017	45,000,000
85,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.072% (1-month USLIBOR -0.17%), 11/29/2017	85,000,000
189,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.078% - 1.082% (1-month USLIBOR -0.16%), 11/25/2017 - 11/28/2017	189,000,000
81,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.082% - 1.084% (1-month USLIBOR -0.155%), 11/14/2017 - 11/25/2017	80,999,710
280,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.083% - 1.089% (1-month USLIBOR -0.15%), 11/4/2017 - 11/23/2017	279,999,909
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.094% (1-month USLIBOR -0.143%), 11/18/2017	50,000,000
124,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.098% - 1.099% (1-month USLIBOR -0.14%), 11/6/2017 - 11/16/2017	124,000,000
23,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.101% (3-month USLIBOR -0.21%), 11/1/2017	22,998,786
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.104% (1-month USLIBOR -0.135%), 11/15/2017	20,000,000
95,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.107% - 1.108% (1-month USLIBOR -0.13%), 11/17/2017 - 11/25/2017	95,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.109% (3-month USLIBOR -0.205%), 11/23/2017	50,000,000
136,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.113% - 1.114% (1-month USLIBOR -0.125%), 11/20/2017 - 11/25/2017	136,797,542
125,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.117% - 1.119% (1-month USLIBOR -0.12%), 11/16/2017 - 11/17/2017	125,000,000
10,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.124% (3-month USLIBOR -0.185%), 11/10/2017	10,500,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.129% (1-month USLIBOR -0.11%), 11/22/2017	10,000,761
26,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.148% (1-month USLIBOR -0.09%), 11/9/2017	26,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.153% (1-month USLIBOR -0.085%), 11/12/2017	20,005,688
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.157% (3-month USLIBOR -0.16%), 11/24/2017	60,013,253
105,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.158% - 1.159% (1-month USLIBOR -0.08%), 11/19/2017 - 11/20/2017	105,005,551
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.177% (1-month USLIBOR -0.06%), 11/11/2017 - 11/18/2017	76,000,000
124,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.19% - 1.193% (1-month USLIBOR -0.045%), 11/1/2017 - 11/25/2017	124,696,627
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.199% (1-month USLIBOR -0.04%), 11/22/2017	25,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.204% (1-month USLIBOR -0.035%), 11/23/2017	11,002,614
42,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.216% (3-month USLIBOR -0.095%), 11/9/2017	41,999,950
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.251% (3-month USLIBOR -0.065%), 12/5/2017	50,000,000
98,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.265% - 1.271% (3-month USLIBOR -0.055%), 12/15/2017 - 12/21/2017	98,000,000
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.306% (3-month USLIBOR -0.03%), 1/4/2018	$50,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.314% - 1.317% (3-month USLIBOR +0.00%), 11/16/2017 - 12/8/2017	99,998,260
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.324% (3-month USLIBOR +0.01%), 11/23/2017	25,000,000
476,380,000		Federal Home Loan Bank System Notes, 0.625% - 2.75%, 11/28/2017 - 10/1/2018	476,265,883
45,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.117% (3-month USLIBOR -0.25%), 1/25/2018	45,000,000
85,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.118% (1-month USLIBOR -0.12%), 12/1/2017	85,000,000
100,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.337% (3-month USLIBOR +0.02%), 12/8/2017	100,000,000
172,028,000		Federal Home Loan Mortgage Corp. Notes, 0.75% - 1.15%, 12/15/2017 - 9/14/2018	171,819,514
191,816,000		Federal National Mortgage Association Notes, 0.875% - 8.95%, 12/20/2017 - 9/18/2018	191,792,950
22,000,000		Tennessee Valley Authority Notes, 1.75%, 10/15/2018	22,082,547
		TOTAL GOVERNMENT AGENCIES	4,577,630,443
		U.S. TREASURY—4.6%
235,000,000		United States Treasury Notes, 0.625% - 2.25%, 11/30/2017	235,221,240
85,000,000		United States Treasury Notes, 1.00%, 12/31/2017	85,007,282
25,000,000		United States Treasury Notes, 1.00%, 8/15/2018	24,941,766
70,000,000		United States Treasury Notes, 2.625%, 1/31/2018	70,302,885
35,500,000		United States Treasury Notes, 4.25%, 11/15/2017	35,546,129
		TOTAL U.S. TREASURY	451,019,302
		REPURCHASE AGREEMENTS—50.5%
550,000,000		Repurchase agreement, 1.06% dated 10/31/2017 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,016,194 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/15/2047 and the market value of those underlying securities was $562,703,570.	550,000,000
263,250,000		Interest in $430,000,000 joint repurchase agreement, 1.05% dated 10/31/2017 under which Barclays Bank PLC will repurchase the securities provided as collateral for $430,012,542 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $438,612,836.	263,250,000
500,000,000		Repurchase agreement, 1.04% dated 10/30/2017 under which Barclays Bank PLC will repurchase the securities provided as collateral for $500,101,111 on 11/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $510,103,214.	500,000,000
200,000,000		Repurchase agreement, 1.05% dated 10/25/2017 under which Barclays Bank PLC will repurchase the securities provided as collateral for $200,175,000 on 11/24/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $204,178,522.	200,000,000
100,000,000		Repurchase agreement, 1.05% dated 10/31/2017 under which Barclays Bank PLC will repurchase the securities provided as collateral for $100,002,917 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2023 and the market value of those underlying securities was $102,003,045.	100,000,000
500,000,000		Repurchase agreement, 1.06% dated 10/27/2017 under which Barclays Bank PLC will repurchase the securities provided as collateral for $500,103,056 on 11/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $510,105,117.	500,000,000
250,000,000		Repurchase agreement, 1.07% dated 10/31/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,222,917 on 11/30/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2046 and the market value of those underlying securities was $255,007,580.	250,000,000
46,594,000		Interest in $47,000,000 joint repurchase agreement, 1.06% dated 10/31/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $47,001,384 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/2/2018 and the market value of those underlying securities was $47,941,453.	46,594,000
50,000,000		Repurchase agreement, 1.10% dated 8/7/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,140,556 on 11/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $51,134,238.	50,000,000
500,000,000		Repurchase agreement, 1.05% dated 10/26/2017 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,102,083 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/15/2052 and the market value of those underlying securities was $510,090,153.	500,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,500,000,000	Repurchase agreement, 1.06% dated 10/31/2017 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,500,044,167 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $1,530,000,021.	$1,500,000,000
421,000,000	Interest in $450,000,000 joint repurchase agreement, 1.07% dated 10/31/2017 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $450,013,375 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $460,498,108.	421,000,000
50,000,000	Repurchase agreement, 1.06% dated 10/31/2017 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,001,472 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2047 and the market value of those underlying securities was $51,001,502.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	4,930,844,000
	TOTAL INVESTMENT IN SECURITIES—102.0% (AT AMORTIZED COST)	9,959,493,745
	OTHER ASSETS AND LIABILITIES - NET—(2.0)%[3]	(191,889,157)
	TOTAL NET ASSETS—100%	$9,767,604,588
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
3
Federated Institutional Prime 60 Day Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount		Value
	CERTIFICATES OF DEPOSIT—13.5%
	Finance - Banking—13.5%
$350,000	Bank of Nova Scotia, Toronto, 1.320%, 12/1/2017	$350,012
350,000	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.270%, 11/20/2017	350,008
350,000	Toronto Dominion Bank, 1.250%, 12/18/2017	350,044
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,050,064)	1,050,064
	COMMERCIAL PAPER—44.3%[1]
	Finance - Banking—30.5%
350,000	Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.271%, 11/20/2017	349,765
250,000	Cancara Asset Securitization LLC, 1.200%, 11/1/2017	250,000
180,000	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.293%, 11/1/2017	180,000
250,000	Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 1.261%, 11/1/2017	250,000
350,000	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.271%, 11/22/2017	349,741
250,000	N.V. Bank Nederlandse Gemeenten, 1.251%, 11/13/2017	249,896
375,000	NRW.Bank, 1.267%, 12/14/2017	374,433
375,000	Nationwide Building Society, 1.251%, 11/6/2017	374,935
	TOTAL	2,378,770
	Finance - Commercial—4.5%
350,000	Atlantic Asset Securitization LLC, 1.302%, 11/17/2017	349,798
	Sovereign—9.3%
300,000	Caisse des Depots et Consignations (CDC), 1.302%, 11/22/2017	299,772
425,000	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.262%, 11/4/2017	425,000
	TOTAL	724,772
	TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,453,340)	3,453,340
	NOTES - VARIABLE—15.1%[2]
	Finance - Banking—5.1%
400,000	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.489% (1-month USLIBOR +0.250%), 11/15/2017	400,000
	Finance - Retail—10.0%
400,000	Barton Capital S.A., 1.405% (1-month USLIBOR +0.170%), 2/9/2018	400,000
375,000	Fairway Finance Co. LLC, 1.365% (1-month USLIBOR +0.130%), 11/8/2017	375,005
	TOTAL	775,005
	TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,175,005)	1,175,005
	OTHER REPURCHASE AGREEMENTS—8.6%
	Finance - Banking—8.6%
375,000	BNP Paribas SA, 1.46%, dated 10/31/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,042 on 11/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $76,503,103 have been received as collateral and held with BNY Mellon as tri-party agent.	375,000
300,000	HSBC Securities (USA), Inc., 1.26%, dated 10/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 11/1/2017, in which corporate bonds with a market value of $40,800,175 have been received as collateral and held with JPMorgan Chase as tri-party agent.	300,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $675,000)	675,000
1

Principal Amount		Value
	REPURCHASE AGREEMENT—19.2%
	Finance - Banking—19.2%
$1,498,000	Interest in $2,000,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,059,444 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2057 and the market value of those underlying securities was $2,045,741,847.	$1,498,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $7,851,409)	7,851,409
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(52,399)
	TOTAL NET ASSETS—100%	$7,799,010
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
3
Federated Government Obligations Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—42.1%
$2,489,778,000	[1]	Federal Farm Credit System Discount Notes, 0.840%—1.450%, 11/2/2017 - 10/2/2018	$2,473,976,553
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.102% (1-month USLIBOR -0.140%), 11/30/2017	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.103% (1-month USLIBOR -0.135%), 11/25/2017	50,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.109% (1-month USLIBOR -0.130%), 11/20/2017	100,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.122% (1-month USLIBOR -0.120%), 11/30/2017	49,996,916
68,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.129% (1-month USLIBOR -0.110%), 11/13/2017	67,999,971
439,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.150% - 1.154% (1-month USLIBOR -0.085%), 11/1/2017 - 11/15/2017	438,986,492
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.168% (1-month USLIBOR -0.070%), 11/24/2017	49,997,971
304,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.173% - 1.177% (1-month USLIBOR -0.065%), 11/12/2017 - 11/29/2017	304,738,214
339,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.179% - 1.179% (1-month USLIBOR -0.060%), 11/16/2017 - 11/23/2017	339,000,000
158,850,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.194% (1-month USLIBOR -0.045%), 11/21/2017	158,846,243
237,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.196% (1-month USLIBOR -0.043%), 11/15/2017 - 11/21/2017	236,995,879
137,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.197% (1-month USLIBOR -0.041%), 11/6/2017	137,000,000
338,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.199% (1-month USLIBOR -0.040%), 11/13/2017	337,990,749
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.282% (3-month USLIBOR -0.030%), 11/6/2017	11,999,076
78,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.293% (1-month USLIBOR +0.055%), 11/19/2017	77,997,676
70,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.304% (1-month USLIBOR +0.065%), 11/22/2017	70,622,459
5,150,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.327% (1-month USLIBOR +0.095%), 11/3/2017	5,152,154
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.328% (1-month USLIBOR +0.090%), 11/19/2017	50,083,008
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.359% (1-month USLIBOR +0.120%), 11/13/2017	100,238,876
200,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.363% (1-month USLIBOR +0.130%), 11/4/2017	200,000,000
177,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.398% - 1.402% (1-month USLIBOR +0.160%), 11/12/2017 - 11/28/2017	176,999,975
58,000,000		Federal Farm Credit System Notes, 0.930%—1.250%, 11/17/2017 - 9/5/2018	57,979,426
1,394,000,000	[1]	Federal Home Loan Bank System Discount Notes, 1.000%—1.265%, 11/17/2017 - 9/13/2018	1,387,568,535
1,293,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.914%—0.917% (3-month USLIBOR -0.400%), 11/17/2017 - 11/24/2017	1,292,905,882
165,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.007% (3-month USLIBOR -0.360%), 1/25/2018	165,700,000
234,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.013% (3-month USLIBOR -0.340%), 1/17/2018	234,500,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.048% (1-month USLIBOR -0.185%), 11/2/2017	150,000,000
238,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.065% (3-month USLIBOR -0.300%), 1/24/2018	238,500,000
200,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.067% (1-month USLIBOR -0.165%), 11/3/2017	200,000,000
260,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.067%—1.070% (3-month USLIBOR -0.245%), 11/8/2017 - 11/15/2017	260,000,000
500,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.072% (1-month USLIBOR -0.170%), 11/29/2017	500,000,000
898,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.079%—1.082% (1-month USLIBOR -0.160%), 11/16/2017 - 11/28/2017	898,000,000
1,046,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.082%—1.087% (1-month USLIBOR -0.155%), 11/14/2017 - 11/29/2017	1,046,000,000
1,561,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.083%—1.089% (1-month USLIBOR -0.150%), 11/4/2017 - 11/23/2017	1,561,499,405
295,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.094% (1-month USLIBOR -0.143%), 11/18/2017	295,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.095% (1-month USLIBOR -0.142%), 11/18/2017	50,000,000
710,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.098%—1.099% (1-month USLIBOR -0.140%), 11/6/2017 - 11/16/2017	710,474,334
137,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.101% (3-month USLIBOR -0.210%), 11/1/2017	136,992,767
280,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.102%—1.104% (1-month USLIBOR -0.135%), 11/15/2017 - 11/17/2017	279,993,926
831,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.108%—1.109% (1-month USLIBOR -0.130%), 11/20/2017 - 11/25/2017	831,000,000
306,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.109% (3-month USLIBOR -0.205%), 11/23/2017	306,300,000
552,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.113%—1.114% (1-month USLIBOR -0.125%), 11/20/2017 - 11/25/2017	551,984,638
1,275,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.117%—1.119% (1-month USLIBOR -0.120%), 11/14/2017 - 11/17/2017	1,275,000,000
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.124% (3-month USLIBOR -0.185%), 11/10/2017	63,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.129% (1-month USLIBOR -0.110%), 11/22/2017	20,001,523
167,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.148% (1-month USLIBOR -0.090%), 11/9/2017	167,000,000
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$85,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.153% (1-month USLIBOR -0.085%), 11/12/2017	$85,024,174
439,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.157% (3-month USLIBOR -0.160%), 11/24/2017 - 11/26/2017	439,092,785
666,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.158%—1.159% (1-month USLIBOR -0.080%), 11/19/2017 - 11/20/2017	666,036,857
504,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.177%—1.177% (1-month USLIBOR -0.060%), 11/11/2017 - 11/18/2017	504,000,000
104,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.187% (3-month USLIBOR -0.125%), 11/8/2017	103,997,318
607,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.190%—1.193% (1-month USLIBOR -0.045%), 11/1/2017 - 11/25/2017	606,993,354
174,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.199% (1-month USLIBOR -0.040%), 11/22/2017	174,750,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.204% (1-month USLIBOR -0.035%), 11/23/2017	50,011,882
104,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.216% (3-month USLIBOR -0.095%), 11/9/2017	104,499,876
693,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.245%—1.252% (3-month USLIBOR -0.065%), 12/5/2017 - 12/13/2017	693,499,146
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.260% (3-month USLIBOR -0.060%), 12/15/2017	250,000,000
288,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.265%—1.271% (3-month USLIBOR -0.055%), 12/15/2017 - 12/21/2017	288,000,000
434,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.305%—1.313% (3-month USLIBOR -0.030%), 1/2/2018 - 1/5/2018	434,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.314%—1.317% (3-month USLIBOR +0.000%), 11/16/2017 - 12/8/2017	249,996,521
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.324% (3-month USLIBOR +0.010%), 11/23/2017	50,000,000
1,366,165,000		Federal Home Loan Bank System Notes, 0.625%—1.250%, 12/19/2017 - 9/17/2018	1,364,375,611
951,600,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.100%—1.117% (3-month USLIBOR -0.250%), 1/10/2018 - 1/25/2018	951,601,272
565,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.118% (1-month USLIBOR -0.120%), 12/1/2017	565,000,000
374,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.320% (3-month USLIBOR -0.030%), 1/8/2018	374,000,000
293,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.337% (3-month USLIBOR +0.020%), 12/8/2017	293,000,000
934,702,000		Federal Home Loan Mortgage Corp. Notes, 0.750%—5.125%, 11/17/2017 - 10/12/2018	934,006,351
269,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.326% (3-month USLIBOR -0.030%), 1/11/2018	269,000,000
1,102,667,000		Federal National Mortgage Association Notes, 0.875%—1.875%, 12/20/2017 - 9/18/2018	1,102,592,140
400,200,575	[2]	Housing and Urban Development Floating Rate Notes, 1.535% (3-month USLIBOR +0.200%), 11/1/2017	400,200,575
75,000,000	[1]	Tennessee Valley Authority Discount Notes, 1.020%, 11/14/2017	74,972,375
62,901,000		Tennessee Valley Authority, 1.750%—4.500%, 4/1/2018 - 10/15/2018	63,386,777
		TOTAL GOVERNMENT AGENCIES	29,260,059,662
		U.S. TREASURIES—5.4%
500,000,000	[1]	United States Treasury Bills, 1.013%, 11/9/2017	499,887,500
1,427,000,000		United States Treasury Notes, 0.625%—2.250%, 11/30/2017	1,428,227,626
265,000,000		United States Treasury Notes, 0.750%—2.625%, 1/31/2018	265,293,185
873,750,000		United States Treasury Notes, 1.000%—2.750%, 12/31/2017	875,602,414
119,500,000		United States Treasury Notes, 1.000%, 8/15/2018	119,221,639
150,000,000		United States Treasury Notes, 1.000%, 9/15/2018	149,602,188
452,000,000		United States Treasury Notes, 4.250%, 11/15/2017	452,583,830
		TOTAL U.S. TREASURIES	3,790,418,382
		REPURCHASE AGREEMENTS—53.8%
450,000,000		Interest in $850,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $850,025,028 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2067 and the market value of those underlying securities was $872,420,995.	450,000,000
80,000,000		Interest in $250,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,007,431 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2047 and the market value of those underlying securities was $255,914,875.	80,000,000
200,000,000		Repurchase agreement 1.06%, dated 10/31/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,005,889 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $204,006,007.	200,000,000
210,000,000		Repurchase agreement 1.06%, dated 10/31/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $210,006,183 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $214,982,488.	210,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$225,000,000	Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/13/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,144,306 on 12/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,288,025.	$225,000,000
2,132,500,000	Interest in $4,400,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $4,400,128,333 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $4,488,130,929.	2,132,500,000
200,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,005,833 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $204,005,967.	200,000,000
800,000,000	Repurchase agreement 1.06%, dated 10/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,023,556 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2047 and the market value of those underlying securities was $816,379,722.	800,000,000
128,000,000	Repurchase agreement 1.06%, dated 10/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $128,003,769 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2045 and the market value of those underlying securities was $130,721,879.	128,000,000
250,000,000	Interest in $425,000,000 joint repurchase agreement 1.10%, dated 10/24/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $425,766,181 on 12/22/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $433,606,005.	250,000,000
350,000,000	Interest in $450,000,000 joint repurchase agreement 1.10%, dated 8/7/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $451,265,000 on 11/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2047 and the market value of those underlying securities was $460,247,719.	350,000,000
400,000,000	Interest in $550,000,000 joint repurchase agreement 1.14%, dated 7/7/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $552,281,583 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2047 and the market value of those underlying securities was $563,442,591.	400,000,000
585,155,000	Interest in $905,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $905,026,899 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2044 and the market value of those underlying securities was $923,127,437.	585,155,000
200,000,000	Interest in $300,000,000 joint repurchase agreement 1.08%, dated 8/4/2017 under which Bank of Montreal will repurchase securities provided as collateral for $300,927,000 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $306,817,044.	200,000,000
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Bank of Nova Scotia, Toronto will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,044,709.	500,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Bank of Nova Scotia, Toronto will repurchase securities provided as collateral for $500,014,722 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2047 and the market value of those underlying securities was $510,327,723.	250,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.09%, dated 8/25/2017 under which Bank of Nova Scotia, Toronto will repurchase securities provided as collateral for $501,680,417 on 12/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $511,156,733.	400,000,000
1,000,000,000	Repurchase agreement 1.03%, dated 10/31/2017 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,000,028,611 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $1,020,029,238.	1,000,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 1.05%, dated 10/25/2017 under which Barclays Bank PLC will repurchase securities provided as collateral for $800,700,000 on 11/24/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $816,714,005.	400,000,000
2,450,000,000	Interest in $3,420,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,420,099,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $3,488,501,752.	2,450,000,000
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Interest in $500,000,000 joint repurchase agreement 1.06%, dated 10/27/2017 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,103,056 on 11/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2047 and the market value of those underlying securities was $510,105,118.	$400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,103,056 on 11/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2047 and the market value of those underlying securities was $510,015,017.	400,000,000
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,044,642.	500,000,000
40,000,000	Repurchase agreement 1.06%, dated 10/31/2017 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $40,001,178 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2047 and the market value of those underlying securities was $40,801,234.	40,000,000
250,000,000	Repurchase agreement 1.07%, dated 10/31/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,007,431 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $255,007,666.	250,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 10/26/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,204,167 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,026,080,141.	750,000,000
650,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.04%, dated 10/25/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,202,222 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2024 and the market value of those underlying securities was $1,020,206,346.	650,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 10/19/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,408,333 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 3/31/2024 and the market value of those underlying securities was $1,020,386,840.	500,000,000
500,000,000	Repurchase agreement 1.05%, dated 10/26/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,102,083 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,089,294.	500,000,000
180,000,000	Interest in $700,000,000 joint repurchase agreement 1.05%, dated 10/27/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $700,142,917 on 11/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2044 and the market value of those underlying securities was $714,104,216.	180,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $1,530,044,667.	750,000,000
280,000,000	Interest in $700,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $700,144,278 on 11/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $714,021,089.	280,000,000
1,000,000,000	Interest in $2,150,000,000 joint repurchase agreement 1.04%, dated 10/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,150,062,111 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $2,193,004,211.	1,000,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,029,167 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $1,020,029,814.	500,000,000
100,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,002,917 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 12/31/2018 and the market value of those underlying securities was $102,003,050.	100,000,000
500,000,000	Repurchase agreement 1.00%, dated 10/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $500,013,889 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2043 and the market value of those underlying securities was $500,013,897.	500,000,000
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.02%, dated 10/4/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,991,667 on 11/8/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $1,020,809,297.	$500,000,000
200,000,000	Interest in $350,000,000 joint repurchase agreement 1.04%, dated 10/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $350,070,778 on 11/7/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $357,000,970.	200,000,000
400,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,011,667 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $412,003,905.	400,000,000
150,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,004,375 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $154,503,235.	150,000,000
100,000,000	Interest in $200,000,000 joint repurchase agreement 1.05%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,017,500 on 11/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/6/2024 and the market value of those underlying securities was $204,017,886.	100,000,000
300,000,000	Repurchase agreement 1.05%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,026,250 on 11/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $306,938,431.	300,000,000
1,000,000,000	Interest in $2,500,000,000 joint repurchase agreement 1.05%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,072,917 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2021 and the market value of those underlying securities was $2,537,957,435.	1,000,000,000
250,000,000	Repurchase agreement 1.05%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,007,292 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $255,785,346.	250,000,000
600,000,000	Repurchase agreement 1.05%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $600,017,500 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2023 and the market value of those underlying securities was $609,138,926.	600,000,000
150,000,000	Repurchase agreement 1.14%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,199,500 on 12/11/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2030 and the market value of those underlying securities was $153,203,137.	150,000,000
100,000,000	Repurchase agreement 1.14%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,167,833 on 12/22/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $102,488,350.	100,000,000
100,000,000	Repurchase agreement 1.14%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,145,667 on 12/15/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2047 and the market value of those underlying securities was $102,248,576.	100,000,000
100,000,000	Repurchase agreement 1.14%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,145,667 on 12/15/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $102,148,319.	100,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement 1.14%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,419,583 on 12/22/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $255,766,844.	150,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 1.16%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,853,889 on 12/22/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $511,402,255.	300,000,000
430,000,000	Interest in $450,000,000 joint repurchase agreement 1.08%, dated 10/31/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,013,500 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2066 and the market value of those underlying securities was $463,503,176.	430,000,000
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$58,089,000	Interest in $550,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,016,347 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2047 and the market value of those underlying securities was $561,016,675.	$58,089,000
230,000,000	Interest in $500,000,000 joint repurchase agreement 1.05%, dated 10/19/2017 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $500,422,917 on 11/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,193,453.	230,000,000
1,000,000,000	Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,750,051,528 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2067 and the market value of those underlying securities was $1,794,310,391.	1,000,000,000
500,000,000	Interest in $850,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,171,889 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $867,150,285.	500,000,000
1,621,002,000	Interest in $2,000,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,059,444 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2057 and the market value of those underlying securities was $2,045,741,847.	1,621,002,000
141,729,000	Repurchase agreement 1.10%, dated 10/31/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $141,733,331 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $144,300,849.	141,729,000
408,842,000	Repurchase agreement 1.00%, dated 10/31/2017 under which Prudential Legacy Insurance Co. of NJ, will repurchase securities provided as collateral for $408,853,357 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $415,930,860.	408,842,000
265,000,000	Interest in $500,000,000 joint repurchase agreement 1.08%, dated 8/4/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,350,000 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $511,361,795.	265,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.10%, dated 9/21/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,375,000 on 12/20/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2047 and the market value of those underlying securities was $513,685,362.	400,000,000
285,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,101,111 on 11/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2021 and the market value of those underlying securities was $510,103,155.	285,000,000
250,000,000	Repurchase agreement 1.05%, dated 10/25/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $250,051,042 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2047 and the market value of those underlying securities was $255,060,330.	250,000,000
250,000,000	Repurchase agreement 1.06%, dated 10/31/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $250,007,361 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2047 and the market value of those underlying securities was $255,146,902.	250,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,103,056 on 11/7/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,105,213.	250,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.10%, dated 9/19/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $501,390,278 on 12/19/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2047 and the market value of those underlying securities was $513,805,968.	400,000,000
1,300,000,000	Interest in $1,300,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,300,037,917 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,326,000,048.	1,300,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,101,111 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,088,450.	250,000,000
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Repurchase agreement 1.07%, dated 5/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,062,417 on 11/8/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2047 and the market value of those underlying securities was $307,299,231.	$300,000,000
200,000,000	Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/10/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,921,389 on 12/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,333,502.	200,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/12/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,936,250 on 2/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,303,215.	250,000,000
350,000,000	Interest in $500,000,000 joint repurchase agreement 1.08%, dated 9/12/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,930,000 on 11/13/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,765,001.	350,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,058,333 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2022 and the market value of those underlying securities was $2,040,003,237.	1,000,000,000
1,000,000,000	Repurchase agreement 1.06%, dated 10/31/2017 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $1,000,029,444 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2046 and the market value of those underlying securities was $1,020,001,059.	1,000,000,000
300,000,000	Interest in $400,000,000 joint repurchase agreement 1.05%, dated 10/25/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,081,667 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2047 and the market value of those underlying securities was $408,083,300.	300,000,000
2,470,000,000	Interest in $3,130,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,130,092,161 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/16/2057 and the market value of those underlying securities was $3,193,098,458.	2,470,000,000
500,000,000	Repurchase agreement 1.06%, dated 10/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $500,014,722 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2047 and the market value of those underlying securities was $510,015,018.	500,000,000
50,000,000	Repurchase agreement 1.06%, dated 10/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,001,472 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturating on 3/1/2047 and the market value of those underlying securities was $51,001,502.	50,000,000
	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	37,370,317,000
	TOTAL INVESTMENT IN SECURITIES—101.3%	70,420,795,044
	OTHER ASSETS AND LIABILITIES - NET—(1.3)%[3]	(922,316,700)
	TOTAL NET ASSETS—100%	$69,498,478,344
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assuance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
7

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR—London Interbank Offered Rate
8
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—85.4%
$751,500,000	[1]	Federal Farm Credit System Discount Notes, 0.97% - 1.27%, 11/01/2017 - 7/12/2018	$748,720,619
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.948% (3-month USLIBOR -0.37%), 11/30/2017	49,996,969
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.007% (3-month USLIBOR -0.35%), 1/12/2018	14,999,673
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.099% (1-month USLIBOR -0.14%), 11/21/2017	99,998,316
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.122% (1-month USLIBOR -0.12%), 11/30/2017	49,996,916
300,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.123% - 1.124% (1-month USLIBOR -0.115%), 11/9/2017 - 11/23/2017	299,996,762
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.129% (1-month USLIBOR -0.11%), 11/13/2017	149,999,935
37,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.142% (1-month USLIBOR -0.10%), 11/28/2017	37,499,468
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.173% (1-month USLIBOR -0.065%), 11/12/2017	24,998,274
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.228% (1-month USLIBOR -0.011%), 11/22/2017	50,000,000
10,330,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.257% (1-month USLIBOR +0.02%), 11/17/2017	10,328,886
14,790,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.283% (1-month USLIBOR +0.045%), 11/9/2017	14,790,210
15,190,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.328% (1-month USLIBOR +0.09%), 11/25/2017	15,194,148
31,570,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.40% (1-month USLIBOR +0.16%), 11/26/2017	31,591,150
205,500,000		Federal Farm Credit System Notes, 0.75% - 4.25%, 11/17/2017 - 9/15/2018	205,408,569
2,142,506,000	[1]	Federal Home Loan Bank System Discount Notes, 0.70% - 1.143%, 11/1/2017 - 2/28/2018	2,140,679,873
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.067% - 1.07% (3-month USLIBOR -0.245%), 11/8/2017 - 11/15/2017	50,000,000
225,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.07% (1-month USLIBOR -0.17%), 11/26/2017	225,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.079% (1-month USLIBOR -0.16%), 11/16/2017	100,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.083% - 1.089% (1-month USLIBOR -0.15%), 11/4/2017 - 11/16/2017	250,001,089
225,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.085% (1-month USLIBOR -0.155%), 11/26/2017	225,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.098% - 1.099% (1-month USLIBOR -0.14%), 11/6/2017 - 11/16/2017	100,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.104% (1-month USLIBOR -0.135%), 11/15/2017	50,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.113% (1-month USLIBOR -0.125%), 11/25/2017	149,986,243
42,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.119% (1-month USLIBOR -0.12%), 11/16/2017	42,500,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.153% (1-month USLIBOR -0.085%), 11/12/2017	50,014,220
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.157% (3-month USLIBOR -0.16%), 11/24/2017	50,011,044
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.19% (1-month USLIBOR -0.045%), 11/1/2017	29,998,383
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.191% (3-month USLIBOR -0.12%), 11/2/2017	100,000,000
8,495,000		Federal Home Loan Bank System Notes, 0.67%, 12/1/2017	8,491,785
9,022,000		Tennessee Valley Authority Bond, 6.25%, 12/15/2017	9,078,537
13,282,000	[1]	Tennessee Valley Authority Discount Notes, 1.025%, 11/21/2017	13,274,437
		TOTAL GOVERNMENT AGENCIES	5,397,555,506
		U.S. TREASURY—23.3%
138,000,000		United States Treasury Bills, 0.95%, 11/16/2017	137,945,375
86,500,000		United States Treasury Bills, 0.955% - 0.99%, 11/2/2017	86,497,682
150,000,000		United States Treasury Bills, 1.00%, 11/24/2017	149,904,167
250,000,000		United States Treasury Bills, 1.013%, 11/9/2017	249,943,750
200,000,000		United States Treasury Bills, 1.03%, 12/8/2017	199,788,278
50,000,000		United States Treasury Bills, 1.04%, 12/21/2017	49,927,778
50,000,000	[2]	United States Treasury Floating Rate Notes, 1.203% (91-day T-Bill +0.07%), 11/7/2017	49,993,200
124,000,000		United States Treasury Notes, 0.75%, 4/30/2018	123,689,236
184,000,000		United States Treasury Notes, 0.875%, 5/31/2018	183,646,325
88,000,000		United States Treasury Notes, 1.00%, 5/15/2018	87,903,232
1

Principal Amount		Value
	U.S. TREASURY—continued
$150,000,000	United States Treasury Notes, 2.25%, 11/30/2017	$150,140,847
	TOTAL U.S. TREASURY	1,469,379,870
	TOTAL INVESTMENT IN SECURITIES —108.7% (AT AMORTIZED COST)	6,866,935,376
	OTHER ASSETS AND LIABILITIES - NET—(8.7)%[3]	(548,608,979)
	TOTAL NET ASSETS—100%	$6,318,326,397
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
2
Federated Institutional Money Market Management
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—10.6%
		Finance - Banking—10.6%
$1,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	$1,498,893
3,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.310%—1.330%, 11/9/2017 - 12/15/2017	3,000,000
1,500,000		Mizuho Bank Ltd., 1.190%, 11/2/2017	1,500,000
1,000,000		Societe Generale, Paris, 1.300%, 12/12/2017	1,000,000
500,000		Toronto Dominion Bank, 1.350%, 12/28/2017	500,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $7,500,000)	7,498,893
		COMMERCIAL PAPER—36.0%[1]
		Aerospace/Auto—5.4%
1,800,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.681%, 7/20/2018	1,779,079
2,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 1.309%, 11/13/2017	1,999,134
		TOTAL	3,778,213
		Finance - Banking—7.6%
2,900,000		Bank of Nova Scotia, Toronto, 1.497%—1.501%, 4/27/2018 - 5/23/2018	2,877,093
500,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.336%, 12/21/2017	499,076
1,500,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.283%, 11/10/2017	1,499,520
500,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.283%, 11/17/2017	499,716
		TOTAL	5,375,405
		Finance - Equipment—2.8%
2,000,000		Caterpillar Financial Services Corp., 1.200%, 11/7/2017	1,999,600
		Finance - Retail—14.1%
2,500,000		Barton Capital S.A., 1.333%, 12/26/2017	2,494,920
3,000,000		CAFCO, LLC, 1.346%, 12/15/2017	2,995,087
3,500,000		CRC Funding, LLC, 1.314%, 12/14/2017	3,494,523
1,000,000		Starbird Funding Corp., 1.334%, 12/12/2017	998,485
		TOTAL	9,983,015
		Finance - Securities—1.8%
1,300,000		Anglesea Funding LLC, 1.384%—1.440%, 1/2/2018 - 2/21/2018	1,294,791
		Sovereign—4.3%
3,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.325%—1.336%, 12/10/2017 - 12/14/2017	2,995,882
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $25,427,005)	25,426,906
	[2]	NOTES - VARIABLE—33.0%
		Finance - Banking—28.7%
3,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.439% (1-month USLIBOR +0.200%), 11/22/2017	3,000,000
3,000,000		Bank of Montreal, 1.579% (1-month USLIBOR +0.340%), 11/14/2017	3,000,000
1,000,000		Canadian Imperial Bank of Commerce, 1.477% (1-month USLIBOR +0.240%), 11/20/2017	999,873
2,500,000		Canadian Imperial Bank of Commerce, 1.679% (1-month USLIBOR +0.440%), 11/14/2017	2,502,825
2,000,000		Commonwealth Bank of Australia, 1.429% (1-month USLIBOR +0.190%), 11/14/2017	2,000,103
3,270,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.220%, 11/2/2017	3,270,000
500,000		Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 1.592% (1-month USLIBOR +0.350%), 11/2/2017	500,000
3,000,000		Wells Fargo Bank, N.A., 1.699% (1-month USLIBOR +0.460%), 11/13/2017	3,003,454
2,000,000		Westpac Banking Corp. Ltd., Sydney, 1.473% (3-month USLIBOR +0.140%), 12/29/2017	2,001,364
		TOTAL	20,277,619
1

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—4.3%
$3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.655% (1-month USLIBOR +0.420%), 11/9/2017	$3,000,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $23,269,824)	23,277,619
		TIME DEPOSIT—3.5%
		Finance - Banking—3.5%
2,500,000		ABN Amro Bank NV, 1.200%, 11/6/2017	2,500,000
		OTHER REPURCHASE AGREEMENTS—9.3%
		Finance - Banking—9.3%
2,500,000		BNP Paribas SA, 1.460%, dated 10/31/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,042 on 11/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $76,503,103 have been received as collateral and held with BNY Mellon as tri-party agent.	2,500,000
2,600,000		HSBC Securities (USA), Inc., 1.360%, dated 10/31/2017, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,012,467 on 11/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,831 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,600,000
1,500,000		MUFG Securities Americas, Inc., 1.360%, dated 10/31/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,722 on 11/1/2017, in which commercial paper, common stock, convertible bonds, corporate bonds and medium-term notes with a market value of $127,504,817 have been received as collateral and held with BNY Mellon as tri-party agent.	1,500,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $6,600,000)	6,600,000
		REPURCHASE AGREEMENT—7.1%
		Finance - Banking—7.1%
5,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,059,444 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2057 and the market value of those underlying securities was $2,045,741,847.	5,000,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $70,296,829)	70,303,418
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	360,453
		TOTAL NET ASSETS—100%	$70,663,871
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
3
Federated Municipal Obligations Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.9%
		Alabama—6.0%
$2,450,000		Alabama HFA MFH (Park Towne Villas Ltd.), (2000 Series C: Parktowne Apartments) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.060%, 11/2/2017	$2,450,000
3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	3,470,000
1,450,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.000%, 11/2/2017	1,450,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.010%, 11/1/2017	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.130%, 11/2/2017	15,000,000
9,175,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.000%, 11/1/2017	9,175,000
3,600,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.980%, 11/1/2017	3,600,000
14,570,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs (Comerica Bank LOC), 1.000%, 11/2/2017	14,570,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 1.000%, 11/2/2017	10,000,000
130,000		Tallassee, AL IDB (Milstead Farm Group, Inc.), (Series 1998) Weekly VRDNs (FHLB of Atlanta LOC), 1.290%, 11/2/2017	130,000
10,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.010%, 11/1/2017	10,000,000
3,170,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.010%, 11/1/2017	3,170,000
		TOTAL	123,015,000
		Arizona—0.7%
155,000		Casa Grande, AZ IDA (Price Cos., Inc.), (Series 2002A) Weekly VRDNs (Bank of America N.A. LOC), 1.270%, 11/2/2017	155,000
7,221,000		Flagstaff, AZ IDA (Joy Cone Co.), (Series 1999) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 0.990%, 11/2/2017	7,221,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.030%, 11/2/2017	6,750,000
		TOTAL	14,126,000
		California—9.3%
1,000,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs (FHLB of San Francisco LOC), 0.970%, 11/2/2017	1,000,000
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs (City National Bank LOC), 1.070%, 11/2/2017	4,910,000
6,700,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs (FHLB of San Francisco LOC), 0.970%, 11/2/2017	6,700,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.080%, 11/2/2017	23,745,000
2,335,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.070%, 11/2/2017	2,335,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs (CoBank, ACB LOC), 1.000%, 11/2/2017	2,000,000
3,185,000		California PCFA (Carlos Echeverria and Sons Dairy), (Series 2002) Weekly VRDNs (CoBank, ACB LOC), 1.000%, 11/2/2017	3,185,000
2,230,000		California PCFA (Metropolitan Recycling LLC), (Series 2012A) Weekly VRDNs (Comerica Bank LOC), 1.100%, 11/1/2017	2,230,000
950,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs (Comerica Bank LOC), 1.100%, 11/1/2017	950,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.000%, 11/2/2017	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 11/1/2017	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.000%, 11/2/2017	2,940,000
5,000,000		California PCFA (Western Sky Dairy), (Series 2001A) Weekly VRDNs (Bank of America N.A. LOC), 1.000%, 11/2/2017	5,000,000
1,700,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.200%, 11/2/2017	1,700,000
52,090,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.000%, 11/2/2017	52,090,000
5,500,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.940%, 11/2/2017	5,500,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.070%, 11/2/2017	19,500,000
19,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 1.070%, 11/2/2017	19,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.990%, 11/2/2017	$3,585,000
		TOTAL	189,370,000
		Colorado—1.5%
7,445,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/18/2018	7,445,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.000%, 11/2/2017	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.120%, 11/2/2017	4,615,000
1,700,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 11/2/2017	1,700,000
1,870,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.170%, 11/2/2017	1,870,000
11,190,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/25/2018	11,190,000
		TOTAL	30,120,000
		Connecticut—1.7%
2,625,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 0.970%, 11/2/2017	2,625,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 0.970%, 11/2/2017	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 11/2/2017	11,500,000
11,745,000		Putnam, CT, (Lot B), 1.50% BANs, 12/13/2017	11,749,260
3,000,000		Stratford, CT, 2.50% BANs, 1/3/2018	3,006,132
		TOTAL	33,880,392
		District of Columbia—0.2%
4,770,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	4,770,000
		Florida—7.4%
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.00% CP, Mandatory Tender 2/5/2018	10,000,000
4,985,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/14/2017	4,985,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/21/2017	3,650,000
5,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 0.90% CP, Mandatory Tender 11/15/2017	5,000,000
11,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), 0.90% CP, Mandatory Tender 11/15/2017	11,000,000
17,500,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 0.990%, 11/1/2017	17,500,000
5,900,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.960%, 11/1/2017	5,900,000
4,275,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.070%, 11/2/2017	4,275,000
5,575,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs (Royal Bank of Canada LOC), 1.040%, 11/1/2017	5,575,000
8,800,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 0.980%, 11/1/2017	8,800,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.070%, 11/2/2017	10,000,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs (SunTrust Bank LOC), 1.020%, 11/1/2017	1,750,000
6,000,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.020%, 11/2/2017	6,000,000
1,935,000		Seminole County, FL IDA (3100 Camp Road LLC), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.030%, 11/2/2017	1,935,000
43,360,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 0.980%, 11/1/2017	43,360,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 0.95% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 12/14/2017	10,000,000
1,680,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.050%, 11/2/2017	1,680,000
		TOTAL	151,410,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—4.6%
$35,000,000		Atlanta, GA Independent School System, 1.50% TANs, 12/29/2017	$35,025,012
5,500,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	5,500,000
850,000		Atlanta, GA, Urban Residential Finance Authority (West End Housing Development), (Series 1995) Weekly VRDNs (FNMA LOC), 1.050%, 11/2/2017	850,000
2,575,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.980%, 11/1/2017	2,575,000
1,150,000		Burke County, GA Development Authority (Georgia Power Co.), (Second Series 1995) Daily VRDNs, 0.980%, 11/1/2017	1,150,000
8,500,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.000%, 11/1/2017	8,500,000
6,850,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 0.990%, 11/1/2017	6,850,000
4,960,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	4,960,000
275,000		Gainesville and Hall County, GA Development Authority (Fieldale Farms Corp.), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 0.960%, 11/2/2017	275,000
8,600,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	8,600,000
16,870,000		Main Street Gas, Inc., GA, (Series 2010 A2), 1.02% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 12/1/2017	16,870,000
3,000,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.070%, 11/2/2017	3,000,000
		TOTAL	94,155,012
		Hawaii—0.2%
4,815,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.370%, 11/2/2017	4,815,000
		Illinois—1.7%
3,160,000		Harvey, IL Multifamily Revenue (Bethlehem Village), (Series 1997) Weekly VRDNs (FHLB of Indianapolis LOC), 1.120%, 11/2/2017	3,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 11/2/2017	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.020%, 11/2/2017	6,000,000
1,460,000		Illinois Development Finance Authority IDB (Val-Matic Valve & Manufacturing Corp.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.170%, 11/2/2017	1,460,000
4,400,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.200%, 11/2/2017	4,400,000
2,880,000		Illinois Finance Authority (Reliable Materials Lyons LLC), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.060%, 11/1/2017	2,880,000
5,000,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs (Nordea Bank AB LOC), 1.020%, 11/2/2017	5,000,000
10,000,000		Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.150%, 11/2/2017	10,000,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.080%, 11/2/2017	335,000
		TOTAL	34,235,000
		Indiana—2.5%
16,000,000		Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	16,034,952
1,200,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 11/2/2017	1,200,000
12,925,000		Indianapolis, IN MFH (Nora Commons LP), (Series 2004A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.120%, 11/2/2017	12,925,000
10,000,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.020%, 11/2/2017	10,000,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs (AgriBank FCB LOC), 1.000%, 11/2/2017	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.030%, 11/2/2017	6,000,000
		TOTAL	51,159,952
		Iowa—0.8%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.000%, 11/2/2017	5,300,000
6,000,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.000%, 11/2/2017	6,000,000
4,770,000		Iowa Finance Authority (U.S. Filter Water), (Series 2001A) Weekly VRDNs (Societe Generale, Paris LOC), 1.040%, 11/2/2017	4,770,000
		TOTAL	16,070,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—0.3%
$1,900,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.010%, 11/3/2017	$1,900,000
2,030,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.180%, 11/2/2017	2,030,000
1,120,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs (Comerica Bank LOC), 1.220%, 11/2/2017	1,120,000
		TOTAL	5,050,000
		Louisiana—2.9%
12,300,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.020%, 11/1/2017	12,300,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.020%, 11/1/2017	7,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	4,630,000
1,600,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs (FHLB of Dallas LOC), 1.050%, 11/2/2017	1,600,000
7,750,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (GTD by Nucor Corp.), 1.020%, 11/1/2017	7,750,000
25,800,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (GTD by Nucor Corp.), 1.010%, 11/1/2017	25,800,000
		TOTAL	59,080,000
		Maryland—0.4%
1,145,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 11/3/2017	1,145,000
5,000,000		Maryland State Transportation Authority, Solar Eclipse, 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/25/2018	5,000,000
1,400,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 11/2/2017	1,400,000
		TOTAL	7,545,000
		Massachusetts—1.3%
2,612,500		Haverhill, MA, 1.75% BANs, 12/1/2017	2,613,879
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), 1.08% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 11/20/2017	10,000,000
5,415,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.03% CP, Mandatory Tender 11/16/2017	5,415,000
300,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.03% CP, Mandatory Tender 11/20/2017	300,000
6,503,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.03% CP, Mandatory Tender 12/1/2017	6,503,000
1,500,000		Massachusetts State Development Finance Agency (Babson College), (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.900%, 11/2/2017	1,500,000
500,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Bank of America N.A. LIQ), 0.960%, 11/2/2017	500,000
		TOTAL	26,831,879
		Michigan—5.9%
5,500,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.120%, 11/2/2017	5,500,000
103,575,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.000%, 11/1/2017	103,575,000
300,000		Michigan State Strategic Fund (B & C Leasing LLC), (Series 1999) Weekly VRDNs (Bank of America N.A. LOC), 1.270%, 11/2/2017	300,000
1,000,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.020%, 11/2/2017	1,000,000
830,000		Michigan State Strategic Fund (Lapeer Industries, Inc.), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.170%, 11/2/2017	830,000
2,350,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs (Comerica Bank LOC), 1.160%, 11/2/2017	2,350,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.100%, 11/2/2017	1,800,000
5,090,000		Michigan Strategic Fund (Fresh Solution Farms), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.040%, 11/3/2017	5,090,000
		TOTAL	120,445,000
		Minnesota—0.5%
400,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 11/2/2017	400,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 11/2/2017	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs (FNMA LOC), 1.030%, 11/2/2017	2,000,000
120,000		Lino Lakes, MN (Molin Concrete Products Co.), (Series 1998) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 11/2/2017	120,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—continued
$1,560,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs (FHLB of Des Moines LOC), 1.060%, 11/3/2017	$1,560,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 11/3/2017	2,000,000
1,150,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs (FHLB of Des Moines LOC), 1.150%, 11/3/2017	1,150,000
270,000		St. Paul, MN Port Authority (Camada Ltd. Partnership), (Series 2002-11) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 11/2/2017	270,000
2,110,000		St. Paul, MN Port Authority (National Checking Co.), IDRBs (Series 1998A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.150%, 11/2/2017	2,110,000
		TOTAL	10,610,000
		Mississippi—0.5%
4,335,000		Mississippi Home Corp. (Jackson Partners LP), (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	4,335,000
5,975,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	5,975,000
		TOTAL	10,310,000
		Missouri—0.2%
3,610,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	3,610,000
		Montana—3.2%
65,655,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 11/2/2017	65,655,000
		Multi-State—7.2%
12,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.020%, 11/2/2017	12,100,000
28,000,000		Nuveen Municipal Credit Income Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/2/2017	28,000,000
56,300,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.120%, 11/2/2017	56,300,000
41,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.150%, 11/2/2017	41,000,000
10,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.150%, 11/2/2017	10,000,000
		TOTAL	147,400,000
		Nevada—0.5%
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/21/2017	3,645,000
1,875,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.260%, 11/2/2017	1,875,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	3,995,000
		TOTAL	9,515,000
		New Hampshire—1.5%
3,800,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), 1.08% CP, Mandatory Tender 12/20/2017	3,800,000
5,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.08% CP, Mandatory Tender 11/20/2017	5,000,000
22,510,000		New Hampshire Business Finance Authority (Valley Regional Hospital), (Series 2008) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 1.000%, 11/1/2017	22,510,000
		TOTAL	31,310,000
		New Jersey—5.9%
3,930,000		Clayton Borough, NJ, (Series A), 2.50% BANs, 12/11/2017	3,934,543
12,134,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	12,146,957
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/2/2017	20,940,000
5,320,100		Hightstown Borough, NJ, 2.00% BANs, 2/1/2018	5,330,684
2,235,765		Linwood, NJ, 2.25% BANs, 7/25/2018	2,249,407
4,126,318		Maple Shade Township, NJ, 2.25% BANs, 6/28/2018	4,148,960
2,606,040		Matawan Borough, NJ, 2.25% BANs, 6/8/2018	2,619,726
2,317,000		Milltown, NJ, 2.25% BANs, 12/20/2017	2,319,296
2,735,875		Monroe Township (Gloucester County), NJ, (Series A), 2.50% BANs, 12/6/2017	2,739,113
3,432,500		Neptune Township, NJ, 2.25% BANs, 9/4/2018	3,460,987
1,950,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.080%, 11/2/2017	1,950,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$580,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.200%, 11/1/2017	$580,000
3,145,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs (TD Bank, N.A. LOC), 1.010%, 11/3/2017	3,145,000
1,470,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.170%, 11/3/2017	1,470,000
4,715,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.230%, 11/1/2017	4,715,000
1,780,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.150%, 11/2/2017	1,780,000
19,840,000		New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.070%, 11/2/2017	19,840,000
2,727,425		North Plainfield, NJ, 2.50% BANs, 12/15/2017	2,731,772
4,780,000		Somers Point, NJ, 2.50% BANs, 12/7/2017	4,785,529
10,000,000		Wall Township, NJ, 2.25% BANs, 6/29/2018	10,057,731
9,377,513		Wood-Ridge, NJ Board of Education, 2.00% BANs, 11/2/2017	9,377,750
		TOTAL	120,322,455
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 11/2/2017	3,400,000
300,000		Los Lunas Village, NM (Wall Colmonoy Corp.), (Series 1998) Weekly VRDNs (Bank of America N.A. LOC), 1.180%, 11/1/2017	300,000
		TOTAL	3,700,000
		New York—6.6%
3,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	3,015,569
5,131,000		Frewsburg, NY CSD, 2.25% BANs, 6/27/2018	5,165,018
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	5,590,000
6,375,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	6,376,383
18,000,000		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	18,153,567
4,814,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	4,844,008
4,040,000		Mount Markham, NY CSD, 2.00% BANs, 6/28/2018	4,059,576
4,200,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs (Citibank NA, New York LOC), 1.020%, 11/2/2017	4,200,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs (Royal Bank of Scotland PLC, Edinburgh LOC), 1.040%, 11/1/2017	24,880,000
20,000,000		New York State HFA (L&M 93rd Street LLC), (Series 2005A: 250 West 93rd Street) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.970%, 11/1/2017	20,000,000
4,990,000		New York State HFA (Midtown West B LLC), (Series 2008A: 505 West 37th Street) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.960%, 11/1/2017	4,990,000
2,790,000		New York State Mortgage Agency, (Series 135) Daily VRDNs (Barclays Bank PLC LIQ), 0.980%, 11/1/2017	2,790,000
7,600,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.970%, 11/1/2017	7,600,000
5,050,000		Newfield, NY CSD, 2.25% BANs, 6/28/2018	5,082,637
11,865,000		Norwood-Norfolk, NY CSD, 2.25% BANs, 6/29/2018	11,945,903
5,000,000		Owego-Apalachin, NY CSD, 2.00% RANs, 2/22/2018	5,001,617
1,605,000		Prattsburgh, NY CSD, 2.25% BANs, 6/28/2018	1,614,329
		TOTAL	135,308,607
		North Carolina—4.1%
7,350,000		Boone, NC Water and Sewer, 2.00% BANs, 11/1/2017	7,350,000
7,456,000		Boone, NC Water and Sewer, 2.00% BANs, 7/26/2018	7,488,450
11,000,000		Boone, NC, 1.50% BANs, 11/1/2017	11,000,000
6,500,000		Boone, NC, 2.00% BANs, 11/1/2017	6,500,000
19,000,000		Boone, NC, 2.00% BANs, 7/26/2018	19,082,692
24,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.140%, 11/1/2017	24,100,000
45,000		North Carolina Medical Care Commission (Trinity Healthcare Credit Group) Weekly VRDNs, 0.910%, 11/1/2017	45,000
2,000,000		Person County, NC Industrial Facilities & PCFA (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs (Credit Industriel et Commercial LOC), 1.000%, 11/2/2017	2,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—continued
$105,000		Robeson County, NC Industrial Facilities & PCFA (Rempac Foam Corp.), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.100%, 11/2/2017	$105,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051), 1.07% TOBs (U.S. Bank, N.A. LIQ) 11/30/2017	6,800,000
		TOTAL	84,471,142
		North Dakota—1.5%
30,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2011) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.080%, 11/1/2017	30,000,000
		Ohio—3.1%
5,250,000		Avon, OH Water System, 2.00% BANs, 2/1/2018	5,259,480
3,450,000		Cuyahoga Falls, OH, 2.00% BANs, 11/30/2017	3,452,263
415,000		Lake County, OH (Apsco Properties Ltd.), (Series 1996) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.090%, 11/2/2017	415,000
2,860,000		Marion County, OH MFH (Avalon Lakes), (Series 2006) Weekly VRDNs (FHLB of Cincinnati LOC), 0.980%, 11/2/2017	2,860,000
30,935,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 11/2/2017	30,935,000
1,910,000		Ohio HFA, (Series 2016 G) Weekly VRDNs (FHLB of Cincinnati LIQ), 0.970%, 11/1/2017	1,910,000
165,000		Ohio HFA, (Series 2016 I) Weekly VRDNs (FHLB of Cincinnati LIQ), 0.970%, 11/1/2017	165,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 11/2/2017	8,600,000
1,100,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.090%, 11/2/2017	1,100,000
240,000		Summit County, OH IDA (Waldonia Investment), (Series 1998) Weekly VRDNs (KeyBank, N.A. LOC), 1.030%, 11/1/2017	240,000
380,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.090%, 11/2/2017	380,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 1.000%, 11/2/2017	7,000,000
		TOTAL	62,316,743
		Oregon—1.0%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.000%, 11/2/2017	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.000%, 11/2/2017	10,000,000
		TOTAL	20,000,000
		Pennsylvania—0.6%
12,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 11/2/2017	12,000,000
		Rhode Island—0.3%
3,205,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.150%, 11/1/2017	3,205,000
2,985,000		Rhode Island State Health and Educational Building Corp., (Series 2005A) Catholic School Pool Program Issue Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.990%, 11/1/2017	2,985,000
		TOTAL	6,190,000
		South Carolina—1.2%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.070%, 11/1/2017	10,500,000
1,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.070%, 11/1/2017	1,000,000
4,845,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/16/2017	4,845,000
6,000,000		Lexington County, SC School District No. 001, Solar Eclipse (Series 2017-0058), 1.07% TOBs (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), Optional Tender 2/1/2018	6,000,000
1,880,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.100%, 11/2/2017	1,880,000
		TOTAL	24,225,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs (CoBank, ACB LOC), 1.000%, 11/2/2017	3,000,000
		Tennessee—1.5%
25,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs (GTD by Nucor Corp.), 1.070%, 11/1/2017	25,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.010%, 11/3/2017	$5,000,000
		TOTAL	30,000,000
		Texas—10.1%
25,000,000		Brazos River, TX, HBR Nav District (BASF Corp.), (Series 1996) Weekly VRDNs, 1.020%, 11/1/2017	25,000,000
15,800,000		Brazos River, TX, HBR Nav District (BASF Corp.), (Series 1997) Weekly VRDNs, 1.020%, 11/1/2017	15,800,000
20,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.020%, 11/1/2017	20,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs (AgriBank FCB LOC), 1.000%, 11/2/2017	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.000%, 11/2/2017	2,100,000
18,105,000		El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.170%, 11/2/2017	18,105,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.070%, 11/1/2017	4,000,000
53,725,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.030%, 11/1/2017	53,725,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.070%, 11/1/2017	12,500,000
30,750,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.070%, 11/1/2017	30,750,000
6,050,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.070%, 11/1/2017	6,050,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.060%, 11/2/2017	15,000,000
		TOTAL	205,980,000
		Utah—0.0%
860,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs (Wells Fargo Bank Northwest, N.A. LOC), 1.050%, 11/2/2017	860,000
		Virginia—0.3%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.070%, 11/2/2017	3,100,000
2,000,000		Halifax, VA IDA (Virginia Electric & Power Co.), MMMs, PCR (Series 1992), 1.10% CP, Mandatory Tender 11/15/2017	2,000,000
		TOTAL	5,100,000
		Washington—0.6%
2,125,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 11/2/2017	2,125,000
5,000,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/28/2017	5,000,000
2,310,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.240%, 11/2/2017	2,310,000
2,555,000		Washington State EDFA (Wood Realty, LLC), (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.050%, 11/2/2017	2,555,000
		TOTAL	11,990,000
		West Virginia—0.5%
9,500,000		Grant County, WV County Commission (Virginia Electric & Power Co.), PCRB (Series 1994), 1.06% CP, Mandatory Tender 11/15/2017	9,500,000
		Wisconsin—0.3%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 11/2/2017	1,000,000
1,160,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.180%, 11/2/2017	1,160,000
3,965,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs (FHLB of Des Moines LOC), 1.140%, 11/2/2017	3,965,000
		TOTAL	6,125,000
		TOTAL INVESTMENT IN SECURITIES—98.9% (AT AMORTIZED COST)	2,015,577,182
		OTHER ASSETS AND LIABILITIES - NET—1.1%[2]	23,277,983
		TOTAL NET ASSETS—100%	$2,038,855,165

Securities that are subject to the federal alternative minimum tax (AMT) represent 60.4% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
10
Federated Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
		BANK NOTE—0.5%
		Finance - Banking—0.5%
$35,000,000		Bank of America N.A., 1.500%, 4/18/2018	$35,000,000
		CERTIFICATES OF DEPOSIT—10.4%
		Finance - Banking—10.4%
110,000,000		Bank of Montreal, 1.550%—1.600%, 12/18/2017 - 7/20/2018	110,000,000
30,000,000		Bank of Nova Scotia, Toronto, 1.500%, 5/25/2018	30,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/6/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	10,000,000
50,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	50,500,000
30,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.330%, 12/15/2017	30,000,000
232,500,000		Mizuho Bank Ltd., 1.180%—1.190%, 11/1/2017 - 11/3/2017	232,500,000
94,000,000		Societe Generale, Paris, 1.300%, 12/12/2017	94,000,000
5,000,000		Toronto Dominion Bank, 1.600%, 7/20/2018	5,000,000
40,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	39,372,344
30,000,000		Wells Fargo Bank, N.A., 1.300%, 11/9/2017	30,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	706,372,344
	[1]	COMMERCIAL PAPER—30.7%
		Aerospace/Auto—3.1%
62,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.527%—1.578%, 4/6/2018 - 4/26/2018	61,557,650
77,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.440%—1.701%, 3/19/2018 - 7/19/2018	76,146,684
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.507%, 4/3/2018	74,525,062
		TOTAL	212,229,396
		Finance - Banking—13.9%
1,140,000		ANZ New Zealand National (Int'l) Ltd., 1.355%, 1/19/2018	1,136,623
15,000,000		Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.281%, 11/22/2017	14,988,800
15,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.301%, 12/1/2017	14,983,750
223,600,000		Bank of Nova Scotia, Toronto, 1.486%—1.507%, 3/27/2018 - 5/23/2018	222,085,145
100,000,000		Banque et Caisse d'Epargne de L'Etat, 1.333%, 11/6/2017	99,981,612
67,800,000		Banque et Caisse d'Epargne de L'Etat, 1.360%—1.420%, 12/6/2017 - 3/1/2018	67,599,902
136,100,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327%—1.636%, 11/3/2017 - 9/14/2018	135,339,177
62,000,000		Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.272%—1.303%, 11/3/2017 - 12/15/2017	61,927,300
23,000,000		J.P. Morgan Securities LLC, 1.558%, 5/18/2018	22,805,190
8,000,000		Malayan Banking Berhad, New York, (Wells Fargo Bank, N.A. LOC), 1.593%, 4/13/2018	7,942,769
95,400,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.271%—1.283%, 11/13/2017 - 11/22/2017	95,346,550
48,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.303%—1.375%, 11/21/2017 - 1/2/2018	47,899,844
53,000,000		NRW.Bank, 1.425%—1.457%, 2/26/2018 - 3/5/2018	52,742,491
70,000,000		Societe Generale, Paris, 1.307%, 12/1/2017	69,923,875
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,488,511
		TOTAL	944,191,539
		Finance - Retail—4.1%
47,500,000		Barton Capital S.A., 1.333%, 12/26/2017	47,403,483
15,000,000		CAFCO, LLC, 1.346%, 12/15/2017	14,975,433
50,000,000		CHARTA, LLC, 1.390%, 12/13/2017	49,919,500
24,000,000		CRC Funding, LLC, 1.395%—1.440%, 1/9/2018 - 2/2/2018	23,926,570
139,000,000		Starbird Funding Corp., 1.334%—1.375%, 11/1/2017 - 1/8/2018	138,911,469
		TOTAL	275,136,455
1

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—4.9%
$205,400,000		Anglesea Funding LLC, 1.300%—1.511%, 11/1/2017 - 4/3/2018	$204,927,757
118,800,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.406%—1.660%, 1/18/2018 - 7/9/2018	117,860,919
8,500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.558%—1.568%, 4/6/2018 - 4/13/2018	8,442,524
		TOTAL	331,231,200
		Sovereign—4.7%
30,000,000		Caisse des Depots et Consignations (CDC), 1.330%, 11/7/2017	29,993,375
292,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.272%—1.420%, 11/4/2017 - 3/16/2018	291,271,872
		TOTAL	321,265,247
		TOTAL COMMERCIAL PAPER	2,084,053,837
		CORPORATE NOTE—0.2%
		Finance - Banking—0.2%
10,000,000	[2]	Commonwealth Bank of Australia, 1.489% (3-month USLIBOR +0.130%), 1/15/2018	10,001,108
	[2]	NOTES - VARIABLE—29.2%
		Aerospace/Auto—0.1%
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.447% (3-month USLIBOR +0.100%), 1/8/2018	10,000,000
		Finance - Banking—19.1%
50,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.446% (3-month USLIBOR +0.130%), 12/5/2017	50,000,000
5,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.489% (1-month USLIBOR +0.250%), 11/22/2017	5,000,000
35,000,000		Bank of Montreal, 1.425% (1-month USLIBOR +0.190%), 11/2/2017	35,000,000
25,000,000		Bank of Montreal, 1.445% (1-month USLIBOR +0.210%), 11/10/2017	25,000,000
22,000,000		Bank of Montreal, 1.475% (1-month USLIBOR +0.240%), 11/2/2017	22,000,000
50,000,000		Bank of Montreal, 1.616% (3-month USLIBOR +0.300%), 12/1/2017	50,000,000
75,000,000		Bank of Montreal, 1.661% (3-month USLIBOR +0.350%), 11/3/2017	75,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.419% (3-month USLIBOR +0.110%), 11/13/2017	20,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.455% (1-month USLIBOR +0.220%), 11/2/2017	3,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.458% (1-month USLIBOR +0.220%), 11/6/2017	10,000,000
53,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.513% (3-month USLIBOR +0.150%), 1/16/2018	53,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.725% (1-month USLIBOR +0.490%), 11/8/2017	30,000,000
60,000,000		Canadian Imperial Bank of Commerce, 1.440% (1-month USLIBOR +0.200%), 11/27/2017	60,000,000
38,000,000		Canadian Imperial Bank of Commerce, 1.465% (1-month USLIBOR +0.230%), 11/8/2017	38,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.472% (1-month USLIBOR +0.230%), 11/28/2017	50,000,000
2,000,000		Canadian Imperial Bank of Commerce, 1.477% (1-month USLIBOR +0.240%), 11/20/2017	2,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.479% (1-month USLIBOR +0.240%), 11/22/2017	10,000,000
78,000,000		Canadian Imperial Bank of Commerce, 1.645% (1-month USLIBOR +0.410%), 11/2/2017	78,000,000
7,725,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.240%, 11/2/2017	7,725,000
4,300,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 1.280%, 11/1/2017	4,300,000
50,000,000		Commonwealth Bank of Australia, 1.429% (1-month USLIBOR +0.190%), 11/14/2017	49,995,597
50,000,000		Commonwealth Bank of Australia, 1.437% (1-month USLIBOR +0.200%), 11/13/2017	49,997,604
17,000,000		Commonwealth Bank of Australia, 1.483% (3-month USLIBOR +0.120%), 1/23/2018	17,000,000
21,325,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	21,325,000
8,200,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.240%, 11/2/2017	8,200,000
5,910,000		First Christian Church of Florissant, Series 2008, (BMO Harris Bank, N.A. LOC), 1.250%, 11/2/2017	5,910,000
3,670,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.240%, 11/2/2017	3,670,000
5,465,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	5,465,000
16,965,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	16,965,000
320,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.160%, 11/1/2017	320,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 1.200%, 11/2/2017	200,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 1.180%, 11/2/2017	25,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.240%, 11/2/2017	3,000,000
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$1,440,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.250%, 11/2/2017	$1,440,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	19,670,000
3,735,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	3,735,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 1.240%, 11/2/2017	29,435,000
4,370,000		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/1/2017	4,370,000
10,000,000		Royal Bank of Canada, 1.442% (1-month USLIBOR +0.200%), 11/28/2017	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.240%, 11/2/2017	15,000,000
12,575,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ Series 2009 A, (Wells Fargo Bank, N.A. LOC), 1.170%, 11/2/2017	12,575,000
6,780,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.300%, 11/2/2017	6,780,000
6,530,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.220%, 11/2/2017	6,530,000
1,900,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.290%, 11/3/2017	1,900,000
8,740,000		Tack Capital Co., Series 2001-A, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	8,740,000
85,000,000		Toronto Dominion Bank, 1.581% (3-month USLIBOR +0.270%), 11/2/2017	85,000,000
100,000,000		Toronto Dominion Bank, 1.612% (3-month USLIBOR +0.300%), 11/8/2017	100,000,000
41,500,000		Toronto Dominion Bank, 1.759% (1-month USLIBOR +0.520%), 11/22/2017	41,500,000
7,100,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.230%, 11/1/2017	7,100,000
26,000,000		Wells Fargo Bank, N.A., 1.448% (1-month USLIBOR +0.210%), 11/6/2017	26,000,000
36,000,000		Wells Fargo Bank, N.A., 1.450% (1-month USLIBOR +0.210%), 11/27/2017	36,000,000
30,000,000		Wells Fargo Bank, N.A., 1.487% (1-month USLIBOR +0.250%), 11/17/2017	30,000,000
5,000,000		Wells Fargo Bank, N.A., 1.592% (3-month USLIBOR +0.280%), 11/6/2017	5,000,000
10,000,000		Wells Fargo Bank, N.A., 1.657% (3-month USLIBOR +0.340%), 11/17/2017	10,000,000
1,000,000		Wells Fargo Bank, N.A., 1.699% (1-month USLIBOR +0.460%), 11/13/2017	1,000,000
		TOTAL	1,296,848,201
		Finance - Commercial—1.2%
75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.540% (1-month USLIBOR +0.300%), 11/27/2017	75,000,000
6,000,000		M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 1.300%, 11/2/2017	6,000,000
		TOTAL	81,000,000
		Finance - Retail—3.8%
25,000,000		Barton Capital S.A., 1.405% (1-month USLIBOR +0.170%), 11/9/2017	25,000,000
15,000,000		Barton Capital S.A., 1.485% (1-month USLIBOR +0.250%), 11/2/2017	15,000,000
45,000,000		Old Line Funding, LLC, 1.385% (1-month USLIBOR +0.150%), 11/2/2017	45,000,000
50,000,000		Old Line Funding, LLC, 1.389% (1-month USLIBOR +0.150%), 11/15/2017	50,000,000
27,000,000		Old Line Funding, LLC, 1.399% (1-month USLIBOR +0.160%), 11/20/2017	26,999,168
35,000,000		Old Line Funding, LLC, 1.423% (3-month USLIBOR +0.100%), 12/22/2017	35,000,000
60,000,000		Thunder Bay Funding, LLC, 1.593% (1-month USLIBOR +0.360%), 11/6/2017	60,000,000
		TOTAL	256,999,168
		Finance - Securities—2.8%
20,000,000		Anglesea Funding LLC, 1.488% (1-month USLIBOR +0.250%), 11/24/2017	20,000,000
20,000,000		Anglesea Funding LLC, 1.568% (1-month USLIBOR +0.330%), 11/6/2017	20,000,000
35,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.415% (1-month USLIBOR +0.180%), 11/2/2017	35,000,000
50,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.458% (1-month USLIBOR +0.220%), 11/24/2017	50,000,000
11,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.587% (1-month USLIBOR +0.350%), 11/13/2017	11,000,000
15,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.592% (1-month USLIBOR +0.350%), 11/28/2017	15,000,000
40,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.682% (1-month USLIBOR +0.450%), 11/3/2017	40,000,000
		TOTAL	191,000,000
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—2.2%
$6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	$6,700,000
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.240%, 11/2/2017	2,150,000
135,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 1.300%, 11/2/2017	135,000
15,000,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 1.250%, 11/1/2017	15,000,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 1.250%, 11/2/2017	19,770,000
7,805,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.240%, 11/2/2017	7,805,000
4,480,000		Flamingo Enterprises, Inc., Series 2008, (FHLB of Atlanta LOC), 1.540%, 11/2/2017	4,480,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	4,000,000
730,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.440%, 11/2/2017	730,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	7,450,000
30,495,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	30,495,000
9,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	9,000,000
6,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	6,000,000
3,450,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 1.540%, 11/2/2017	3,450,000
		TOTAL	145,985,000
		TOTAL NOTES - VARIABLE	1,981,832,369
		TIME DEPOSITS—16.3%
		Finance - Banking—16.3%
330,000,000		ABN Amro Bank NV, 1.200%, 11/1/2017 - 11/3/2017	330,000,000
50,000,000		Credit Industriel et Commercial, 1.070%, 11/1/2017	50,000,000
100,000,000		DNB Bank ASA, 1.060%, 11/1/2017	100,000,000
325,000,000		Nordea Bank AB, 1.070%, 11/1/2017	325,000,000
300,000,000		Northern Trust Co., Chicago, IL, 1.000%, 11/1/2017	300,000,000
		TOTAL TIME DEPOSITS	1,105,000,000
		OTHER REPURCHASE AGREEMENTS—12.2%
		Finance - Banking—12.2%
23,000,000		BNP Paribas SA, 1.46%, dated 10/31/2017, interest in a $75,000,000, collateralized loan agreement will repurchase securities provided as collateral for $75,003,042, on 11/1/2017, in which asset-backed securities, corporate bonds, medium term notes and municipal bonds with a market value of $76,503,103 have been received as collateral and held with BNY Mellon as tri-party agent.	23,000,000
100,000,000		BNP Paribas SA, 1.29%, dated 10/31/2017, interest in a $200,000,000, collateralized loan agreement will repurchase securities provided as collateral for $200,007,167, on 11/1/2017, in which asset-backed securities, corporate bonds, medium term notes and municipal bonds with a market value of $204,007,310 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000		Citigroup Global Markets, Inc., 2.08%, dated 8/2/2017, interest in a $75,000,000, collateralized loan agreement will repurchase securities provided as collateral for $75,793,000, on 2/1/2018, in which certificates of deposit, U.S. Government Agency and U.S. Treasury securities with a market value of $76,587,031, have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000		Citigroup Global Markets, Inc., 2.13%, dated 8/2/2017, interest in a $125,000,000, collateralized loan agreement will repurchase securities provided as collateral for $126,353,438, on 2/1/2018, in which asset-backed securities and collateralized mortgage obligations with a market value of $127,645,053, have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000		Citigroup Global Markets, Inc., 1.36%, dated 10/31/2017, interest in a $60,000,000, collateralized loan agreement will repurchase securities provided as collateral for $60,002,267, on 11/1/2017, in which american depository receipts and exchange-traded funds with a market value of $61,202,331, have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
39,700,000		HSBC Securities (USA), Inc., 1.26%, dated 10/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 11/1/2017, in which corporate bonds with a market value of $40,800,175 have been received as collateral and held with BNY Mellon as tri-party agent.	39,700,000
100,000,000		HSBC Securities (USA), Inc., 1.26%, dated 10/31/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,500 on 11/1/2017, in which asset backed securities with a market value of $102,003,905 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$133,000,000	HSBC Securities (USA), Inc., 1.36%, dated 10/31/2017, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,012,467 on 11/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,831 have been received as collateral and held with BNY Mellon as tri-party agent.	$133,000,000
50,000,000	MUFG Securities Americas, Inc., 1.36%, dated 10/31/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,722 on 11/1/2017, in which asset-backed securities, commercial paper, convertible bonds, corporate bonds, medium-term notes, municipal bonds and unit investment trust with a market value of $127,504,817 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
110,000,000	MUFG Securities Americas, Inc., 1.38%, dated 10/16/2017, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,122,667 on 11/1/2017, in which asset-backed securities, commercial paper, convertible bonds, corporate bonds, medium-term notes, municipal bonds and unit investment trust with a market value of $204,125,216 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
100,000,000	Mizuho Securities USA, Inc., 2.27%, dated 10/11/2017, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,585,156 on 12/8/2017, in which collateralized mortgage obligations with a market value of $163,416,104 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
50,000,000	Wells Fargo Securities LLC,1.93%, dated 10/31/2017, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,627,250 on 1/29/2018, in which commercial paper, corporate bonds and municipal bonds with a market value of $132,607,474 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	830,700,000
	REPURCHASE AGREEMENT—0.5%
	Finance - Banking—0.5%
33,600,000	Interest in $2,000,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,059,444 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2057 and the market value of those underlying securities was $2,045,741,847.	33,600,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)	6,786,559,658
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	2,616,704
	TOTAL NET ASSETS—100%	$6,789,176,362
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
6
Federated Institutional Prime Obligations Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.3%
		Finance - Automotive—1.1%
$30,000,000		Enterprise Fleet Financing 2017-3 LLC, Class A1, 1.500%, 10/22/2018	$30,000,000
10,464,750		Enterprise Fleet Financing LLC 2017-2, Class A1, 1.500%, 7/20/2018	10,464,876
28,673,003		Santander Drive Auto Receivables Trust 2017-3, Class A1, 1.400%, 10/15/2018	28,673,149
		TOTAL	69,138,025
		Finance - Banking—0.2%
10,000,000	[1]	Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne) (1-month USLIBOR +0.350%), 1.592%, 11/2/2017	10,000,000
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $79,137,753)	79,138,025
		CERTIFICATES OF DEPOSIT—14.5%
		Finance - Banking—14.5%
20,000,000		BMO Harris Bank, N.A., 1.410%, 11/15/2017	20,000,000
95,000,000		Bank of Montreal, 1.520%—1.740%, 12/18/2017 - 10/19/2018	95,004,286
70,000,000		Bank of Nova Scotia, Toronto, 1.470%—1.500%, 3/29/2018 - 5/25/2018	69,996,102
60,000,000		Canadian Imperial Bank of Commerce, 1.480%—1.590%, 2/14/2018 - 7/9/2018	60,004,231
20,000,000		Citibank NA, New York, 1.400%, 12/26/2017	20,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.330%, 12/15/2017	100,000,000
55,000,000		Mizuho Bank Ltd., 1.180%, 11/3/2017	55,000,000
10,000,000		Societe Generale, Paris, 1.300%, 12/12/2017	10,000,000
300,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.180%, 11/6/2017	300,000,000
76,500,000		Toronto Dominion Bank, 1.300%—1.740%, 11/15/2017 - 10/22/2018	76,497,564
50,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	49,215,430
25,000,000		Wells Fargo Bank, N.A., 1.300%, 11/9/2017	25,000,000
30,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	29,977,978
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $910,715,430)	910,695,591
		COMMERCIAL PAPER—35.7%[2]
		Aerospace/Auto—1.1%
50,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.517%—1.578%, 4/6/2018 - 4/26/2018	49,663,048
18,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 1.292%, 11/13/2017	17,992,200
		TOTAL	67,655,248
		Finance - Banking—15.3%
36,000,000		Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.271%—1.281%, 11/22/2017	35,973,207
42,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.282%—1.301%, 11/7/2017 - 12/1/2017	41,977,990
159,395,000		Bank of Nova Scotia, Toronto, 1.476%—1.501%, 4/6/2018 - 4/27/2018	158,333,986
105,000,000		Banque et Caisse d'Epargne de L'Etat, 1.346%—1.376%, 12/6/2017 - 12/11/2017	104,845,229
136,500,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.300%—1.771%, 11/3/2017 - 10/15/2018	134,820,332
85,000,000		Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.252%—1.292%, 11/1/2017 - 12/8/2017	84,933,709
184,500,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.283%—1.303%, 11/1/2017 - 12/4/2017	184,419,456
24,000,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 1.447% - 1.593%, 12/12/2017 - 4/13/2018	23,855,088
25,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.283%, 11/13/2017	24,989,333
45,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.375%, 1/2/2018	44,888,411
25,000,000		Mizuho Bank Ltd., 1.185%, 11/7/2017	24,995,063
64,710,000		Societe Generale, Paris, 1.307%, 12/1/2017	64,639,628
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,489,092
		TOTAL	958,160,524
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[2]
		Finance - Commercial—2.0%
$129,000,000		Atlantic Asset Securitization LLC, 1.100%, 11/1/2017	$129,000,000
		Finance - Equipment—1.4%
89,000,000		Caterpillar Financial Services Corp., 1.200%, 11/7/2017	88,982,200
		Finance - Retail—6.5%
22,000,000		CAFCO, LLC, 1.346%, 12/15/2017	21,963,969
35,000,000		CHARTA, LLC, 1.356%—1.441%, 12/7/2017 - 1/18/2018	34,912,466
78,500,000		CRC Funding, LLC, 1.314%—1.430%, 12/13/2017 - 1/9/2018	78,345,659
43,000,000		Old Line Funding, LLC, 1.431%—1.451%, 1/22/2018 - 3/26/2018	42,755,191
230,000,000		Starbird Funding Corp., 1.320%—1.395%, 11/1/2017 - 1/9/2018	229,791,531
		TOTAL	407,768,816
		Finance - Securities—4.3%
108,000,000		Anglesea Funding LLC, 1.356%—1.425%, 12/1/2017 - 1/16/2018	107,770,059
92,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.355%—1.660%, 12/14/2017 - 7/9/2018	91,297,810
71,900,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.547%—1.558%, 4/6/2018 - 4/13/2018	71,400,800
		TOTAL	270,468,669
		Municipal—0.2%
10,000,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 1.461%, 3/7/2018	9,943,908
		Sovereign—4.9%
307,500,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.272%—1.420%, 11/4/2017 - 3/16/2018	307,008,115
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,239,102,455)	2,238,987,480
		CORPORATE NOTE—0.3%
		Finance - Banking—0.3%
20,000,000	[1]	Commonwealth Bank of Australia, 1.489% (3-month USLIBOR +0.130%), 1/15/2018	20,013,942
		NOTES—VARIABLE—26.8%[1]
		Aerospace/Auto—0.4%
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.447% (3-month USLIBOR +0.100%), 1/8/2018	10,000,944
15,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 1.439% (1-month USLIBOR +0.200%), 11/14/2017	15,005,094
		TOTAL	25,006,038
		Finance - Banking—17.1%
50,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.446% (3-month USLIBOR +0.130%), 12/5/2017	50,029,779
40,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.439% (1-month USLIBOR +0.200%), 11/22/2017	40,000,000
10,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.489% (1-month USLIBOR +0.250%), 11/22/2017	10,000,000
4,000,000		Bank of Montreal, 1.425% (1-month USLIBOR +0.190%), 11/2/2017	4,000,450
50,000,000		Bank of Montreal, 1.484% (3-month USLIBOR +0.170%), 11/24/2017	50,035,893
20,000,000		Bank of Montreal, 1.515% (1-month USLIBOR +0.280%), 11/8/2017	20,011,614
30,000,000		Bank of Montreal, 1.579% (1-month USLIBOR +0.340%), 11/14/2017	30,000,000
25,000,000		Bank of Montreal, 1.616% (3-month USLIBOR +0.300%), 12/1/2017	25,000,000
51,050,000		Bank of Montreal, 1.661% (3-month USLIBOR +0.350%), 11/3/2017	51,050,035
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.419% (3-month USLIBOR +0.110%), 11/13/2017	35,016,139
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.452% (1-month USLIBOR +0.220%), 11/3/2017	5,000,007
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.455% (1-month USLIBOR +0.220%), 11/2/2017	40,000,368
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.457% (3-month USLIBOR +0.140%), 11/30/2017	15,009,029
33,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.458% (1-month USLIBOR +0.220%), 11/6/2017	32,996,104
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.500% (3-month USLIBOR +0.150%), 1/5/2018	5,002,184
7,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.679% (1-month USLIBOR +0.440%), 11/15/2017	7,007,256
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.757% (1-month USLIBOR +0.520%), 11/20/2017	15,016,187
45,000,000		Canadian Imperial Bank of Commerce, 1.477% (1-month USLIBOR +0.240%), 11/20/2017	44,994,305
2

Principal Amount			Value
		NOTES—VARIABLE—continued[1]
		Finance - Banking—continued
$10,000,000		Canadian Imperial Bank of Commerce, 1.479% (1-month USLIBOR +0.240%), 11/22/2017	$9,997,746
49,000,000		Canadian Imperial Bank of Commerce, 1.488% (1-month USLIBOR +0.250%), 11/13/2017	49,021,412
20,000,000		Canadian Imperial Bank of Commerce, 1.679% (1-month USLIBOR +0.440%), 11/14/2017	20,022,596
7,645,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.180%, 11/1/2017	7,645,000
25,000,000		Chase Bank USA, N.A., 1.738% (1-month USLIBOR +0.500%), 11/6/2017	25,022,593
1,250,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 1.280%, 11/3/2017	1,250,000
47,000,000		Commonwealth Bank of Australia, 1.429% (1-month USLIBOR +0.190%), 11/14/2017	47,002,414
5,000,000		Commonwealth Bank of Australia, 1.469% (1-month USLIBOR +0.230%), 11/16/2017	5,002,862
20,000,000		Commonwealth Bank of Australia, 1.473% (3-month USLIBOR +0.140%), 12/29/2017	20,013,513
95,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	95,000
6,400,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.240%, 11/2/2017	6,400,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.160%, 11/1/2017	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.240%, 11/2/2017	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.240%, 11/2/2017	7,000,000
315,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.160%, 11/1/2017	315,000
200,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.280%, 11/1/2017	200,000
400,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/1/2017	400,000
6,125,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.220%, 11/2/2017	6,125,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 1.240%, 11/2/2017	5,375,000
19,635,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 1.180%, 11/2/2017	19,635,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.240%, 11/2/2017	9,780,000
20,000,000		National Australia Bank Ltd., Melbourne, 1.490% (3-month USLIBOR +0.140%), 1/8/2018	20,012,205
6,155,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.340%, 11/2/2017	6,155,000
10,000,000		Royal Bank of Canada, 1.442% (1-month USLIBOR +0.200%), 11/28/2017	10,000,273
20,000,000		SSAB AB (publ), (Nordea Bank AB LOC), 1.240%, 11/2/2017	20,000,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.240%, 11/2/2017	15,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.230%, 11/2/2017	18,965,000
855,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.220%, 11/2/2017	855,000
50,000,000		Toronto Dominion Bank, 1.413% (3-month USLIBOR +0.100%), 11/6/2017	50,013,329
74,000,000		Toronto Dominion Bank, 1.468% (1-month USLIBOR +0.230%), 11/27/2017	74,001,265
25,000,000		Toronto Dominion Bank, 1.612% (3-month USLIBOR +0.300%), 11/8/2017	25,000,000
15,000,000		Wells Fargo Bank, N.A., 1.657% (3-month USLIBOR +0.340%), 11/17/2017	15,000,000
19,000,000		Wells Fargo Bank, N.A., 1.699% (1-month USLIBOR +0.460%), 11/13/2017	19,021,874
50,000,000		Westpac Banking Corp. Ltd., Sydney, 1.473% (3-month USLIBOR +0.140%), 12/29/2017	50,034,102
6,835,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.240%, 11/2/2017	6,835,000
		TOTAL	1,071,065,534
		Finance - Commercial—0.7%
3,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.438% (1-month USLIBOR +0.200%), 11/6/2017	3,000,000
3,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.539% (1-month USLIBOR +0.300%), 11/22/2017	3,000,000
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.540% (1-month USLIBOR +0.300%), 11/27/2017	40,000,000
		TOTAL	46,000,000
		Finance - Retail—2.4%
14,600,000		Barton Capital S.A., 1.405% (1-month USLIBOR +0.170%), 11/9/2017	14,600,000
10,000,000		Barton Capital S.A., 1.485% (1-month USLIBOR +0.250%),11/2/2017	10,000,000
50,000,000		Old Line Funding, LLC, 1.388% (1-month USLIBOR +0.150%), 11/6/2017	50,002,626
20,000,000		Old Line Funding, LLC, 1.399% (1-month USLIBOR +0.160%), 11/20/2017	20,003,690
20,000,000	[3]	Old Line Funding, LLC, 1.435% (1-month USLIBOR +0.200%), 11/9/2017	20,004,950
28,000,000		Thunder Bay Funding, LLC, 1.387% (1-month USLIBOR +0.150%), 11/13/2017	28,006,764
3

Principal Amount		Value
	NOTES—VARIABLE—continued[1]
	Finance - Retail—continued
$10,000,000	Thunder Bay Funding, LLC, 1.593% (1-month USLIBOR +0.360%), 11/6/2017	$10,000,000
	TOTAL	152,618,030
	Finance - Securities—3.4%
20,000,000	Anglesea Funding LLC, 1.488% (1-month USLIBOR +0.250%), 11/9/2017	20,000,000
50,000,000	Anglesea Funding LLC, 1.507% (1-month USLIBOR +0.270%), 11/20/2017	50,000,000
45,000,000	Anglesea Funding LLC, 1.565% (1-month USLIBOR +0.330%), 11/1/2017	45,000,000
15,000,000	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.415% (1-month USLIBOR +0.180%), 11/2/2017	15,004,411
30,000,000	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.503% (3-month USLIBOR +0.180%), 12/22/2017	30,000,000
10,000,000	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.517% (3-month USLIBOR +0.200%), 12/11/2017	10,000,000
20,000,000	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.655% (1-month USLIBOR +0.420%), 11/9/2017	20,000,000
25,000,000	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.682% (1-month USLIBOR +0.450%), 11/3/2017	25,000,000
	TOTAL	215,004,411
	Government Agency—2.8%
6,450,000	Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 1.200%, 11/1/2017	6,450,000
9,015,000	Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.240%, 11/2/2017	9,015,000
11,800,000	Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	11,800,000
20,340,000	COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 1.250%, 11/2/2017	20,340,000
3,750,000	Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	3,750,000
3,750,000	Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	3,750,000
32,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	32,000,000
16,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	16,000,000
1,000,000	Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	1,000,000
6,075,000	Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.240%, 11/2/2017	6,075,000
8,140,000	Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (FHLB of Atlanta LOC), 1.250%, 11/2/2017	8,140,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	6,200,000
19,640,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	19,640,000
7,500,000	Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 1.240%, 11/2/2017	7,500,000
6,005,000	Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 1.250%, 11/2/2017	6,005,000
14,200,000	Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 11/2/2017	14,200,000
	TOTAL	171,865,000
	TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,681,240,280)	1,681,559,013
	TIME DEPOSIT—4.9%
	Finance - Banking—4.9%
310,000,000	ABN Amro Bank NV, 1.200%, 11/6/2017 - 11/7/2017 (IDENTIFIED COST $310,000,000)	310,000,000
	OTHER REPURCHASE AGREEMENTS—15.2%
	Finance - Banking—15.2%
27,125,000	BNP Paribas S.A. 1.46%, dated 10/31/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,042 on 11/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $76,503,103 have been received as collateral and held with BNY Mellon as tri-party agent.	27,125,000
100,000,000	BNP Paribas S.A. 1.31%, dated 10/30/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,109,167 on 11/29/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $102,111,350 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	BNP Paribas S.A. 1.29%, dated 10/31/2017, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,007,167 on 11/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,007,310 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
42,000,000	CIBC World Markets Corp. 1.23%, dated 10/31/2017, interest in a $42,000,000 collateralized loan agreement will repurchase securities provided as collateral for $42,001,435 on 11/1/2017, in which corporate bonds with a market value of $42,843,970 have been received as collateral and held with JPMorgan Chase as tri-party agent.	42,000,000
35,000,000	Citigroup Global Markets, Inc., 1.36%, dated 10/31/2017, interest in a $60,000,000 collateralized loan agreement will repurchase securities provided as collateral for $60,002,267 on 11/1/2017, in which american depositary receipts, asset-backed securities, certificate of deposit, collateralized mortgage obligations and exchange-traded funds with a market value of $61,202,331 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
25,000,000	Citigroup Global Markets, Inc., 2.08%, dated 8/2/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,793,000 on 2/1/2018, in which american depositary receipts, asset-backed securities, certificate of deposit, collateralized mortgage obligations and exchange-traded funds with a market value of $76,587,031 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
75,000,000	Citigroup Global Markets, Inc., 2.13%, dated 8/2/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,353,438 on 2/1/2018, in which american depositary receipts, asset-backed securities, certificate of deposit, collateralized mortgage obligations and exchange-traded funds with a market value of $127,645,053 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
156,400,000	HSBC Securities (USA), Inc., 1.36%, dated 10/31/2017, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,012,467 on 11/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,831 have been received as collateral and held with JPMorgan Chase as tri-party agent.	156,400,000
50,000,000	ING Financial Markets LLC 1.21%, dated 10/31/2017, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,001,681 on 11/1/2017, in which corporate bonds and medium-term notes with a market value of $51,001,715 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
48,000,000	ING Financial Markets LLC 1.26%, dated 10/31/2017, interest in a $48,000,000 collateralized loan agreement will repurchase securities provided as collateral for $48,001,680 on 11/1/2017, in which corporate bonds and medium-term notes with a market value of $48,962,055 have been received as collateral and held with JPMorgan Chase as tri-party agent.	48,000,000
73,500,000	MUFG Securities Americas, Inc., 1.36%, dated 10/31/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,722 on 11/1/2017, in which asset-backed securities, commercial paper, convertible bonds, corporate bonds, medium-term notes, municipal bonds and unit investment trust with a market value of $127,504,817 have been received as collateral and held with BNY Mellon as tri-party agent.	73,500,000
90,000,000	MUFG Securities Americas, Inc., 1.38%, dated 10/16/2017, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,122,667 on 11/1/2017, in which asset-backed securities, commercial paper, convertible bonds, corporate bonds, medium-term notes, municipal bonds and unit investment trust with a market value of $204,125,216 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
50,000,000	Mizuho Securities USA, Inc., 2.27%, dated 10/11/2017, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,585,156 on 12/8/2017, in which collateralized mortgage obligations with a market value of $163,416,104 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
80,000,000	Wells Fargo Securities LLC 1.93%, dated 10/31/2017, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,627,250 on 1/29/2018, in which commercial paper and corporate bonds with a market value of $132,607,474 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	952,025,000
	REPURCHASE AGREEMENT—1.5%
	Finance - Banking—1.5%
97,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,059,444 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2052 and the market value of those underlying securities was $2,045,741,847. (AT COST)	97,000,000
	TOTAL INVESTMENT IN SECURITIES-100.2% (IDENTIFIED COST $6,289,223,134)	6,289,419,051
	OTHER ASSETS AND LIABILITIES-NET—(0.2)%[4]	(10,325,734)
	TOTAL NET ASSETS—100%	$6,279,093,317
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2017, these restricted securities amounted to $20,004,950, which represented 0.3% of total net assets.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2017, all the investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
6

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
7
Federated Institutional Prime Value Obligations Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANY—99.2%
$5,093,138,403	[1]	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.20%[2] (IDENTIFIED COST $5,094,630,944)	$5,094,157,031
		OTHER REPURCHASE AGREEMENT—0.8%
		Finance - Banking—0.8%
38,000,000		HSBC Securities (USA), Inc., 1.36%, dated 10/31/2017, interest in a $330,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $330,012,467 on 11/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,831 have been received as collateral and held with JPMorgan Chase as tri-party agent. (IDENTIFIED COST $38,000,000)	38,000,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $5,132,630,944)	5,132,157,031
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	2,496,191
		TOTAL NET ASSETS—100%	$5,134,653,222
1	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2017, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	6,287,646,901
Sales/Reductions	(1,194,508,498)
Balance of Shares Held 10/31/2017	5,093,138,403
Value	$5,094,157,031
Change in Unrealized Appreciation/Depreciation	$(473,913)
Net Realized Gain/(Loss)	$(28,701)
Dividend Income	$14,466,568
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
1

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$38,000,000	$—	$38,000,000
Investment Company	5,094,157,031	—	—	5,094,157,031
TOTAL SECURITIES	$5,094,157,031	$38,000,000	$—	$5,132,157,031
3
Federated Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Alabama—5.0%
$20,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.980%, 11/1/2017	$20,000,000
15,375,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 0.980%, 11/1/2017	15,375,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.060%, 11/1/2017	15,000,000
4,500,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.980%, 11/1/2017	4,500,000
32,710,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.980%, 11/1/2017	32,710,000
11,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.060%, 11/1/2017	11,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.060%, 11/2/2017	24,810,000
		TOTAL	123,395,000
		Arizona—0.6%
5,000,000		Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.980%, 11/2/2017	5,000,000
11,225,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	11,225,000
		TOTAL	16,225,000
		California—5.4%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.080%, 11/2/2017	46,000,000
21,400,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), 1.02% CP, Mandatory Tender 2/7/2018	21,400,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.04% CP, Mandatory Tender 4/5/2018	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.00% CP, Mandatory Tender 1/4/2018	15,500,000
40,000,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.000%, 11/2/2017	40,000,000
		TOTAL	134,900,000
		Colorado—0.7%
9,985,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/18/2018	9,985,000
6,710,000	[2]	Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	6,710,000
		TOTAL	16,695,000
		Connecticut—1.3%
2,135,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 0.950%, 11/2/2017	2,135,000
355,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 0.950%, 11/2/2017	355,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 11/2/2017	30,000,000
		TOTAL	32,490,000
		District of Columbia—0.4%
4,995,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	4,995,000
4,020,000		District of Columbia, Solar Eclipse (Series 2017-0035), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	4,020,000
		TOTAL	9,015,000
		Florida—10.2%
6,495,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	6,495,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.00% CP, Mandatory Tender 2/5/2018	31,905,000
2,900,000		Dade County, FL IDA (Florida Power & Light Co.), (Series 1993) Daily VRDNs, 0.960%, 11/1/2017	2,900,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	5,000,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$7,530,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	$7,530,000
11,000,000		Florida State, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	11,000,000
1,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.910%, 11/1/2017	1,000,000
10,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 0.90% CP, Mandatory Tender 11/15/2017	10,960,000
19,900,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.960%, 11/1/2017	19,900,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.070%, 11/2/2017	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70), 1.09% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 11/1/2017	6,410,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.050%, 11/2/2017	4,200,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62), 1.09% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 11/1/2017	20,000,000
11,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.020%, 11/2/2017	11,480,000
2,800,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.920%, 11/2/2017	2,800,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.220%, 11/2/2017	16,500,000
58,600,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.950%, 11/1/2017	58,600,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 0.95% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 12/14/2017	18,000,000
		TOTAL	252,675,000
		Georgia—4.5%
47,000,000		Atlanta, GA Independent School System, 1.50% TANs, 12/29/2017	47,033,588
55,010,000		Main Street Gas, Inc., GA, (Series 2010 A1), 1.02% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 12/1/2017	55,010,000
7,500,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/16/2017	7,500,000
1,000,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs (Bank of America N.A. LOC), 0.950%, 11/2/2017	1,000,000
		TOTAL	110,543,588
		Hawaii—0.7%
9,285,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.370%, 11/2/2017	9,285,000
8,660,000		Hawaii State, Solar Eclipse (3a-7) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	8,660,000
		TOTAL	17,945,000
		Idaho—1.0%
23,835,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID), 0.85% TOBs, Mandatory Tender 12/1/2017	23,835,000
		Illinois—0.2%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.110%, 11/2/2017	600,000
4,655,000		Illinois Finance Authority (Resurrection Health Care Corp.), Tender Option Bond Trust Certificates (2015-XF2122) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.020%, 11/2/2017	4,655,000
		TOTAL	5,255,000
		Indiana—0.4%
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs (AgriBank FCB LOC), 1.000%, 11/2/2017	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs (AgriBank FCB LOC), 1.000%, 11/2/2017	6,500,000
		TOTAL	10,535,000
		Kentucky—0.6%
14,200,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.010%, 11/3/2017	14,200,000
		Louisiana—2.3%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs (GTD by BASF SE), 1.020%, 11/1/2017	50,000,000
1,140,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 0.980%, 11/1/2017	1,140,000
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$5,900,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2010) Weekly VRDNs, 0.920%, 11/1/2017	$5,900,000
		TOTAL	57,040,000
		Maryland—1.4%
1,935,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/7/2017	1,935,000
5,000,000		Maryland State Transportation Authority, Solar Eclipse, 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/25/2018	5,000,000
904,000		Montgomery County, MD Housing Opportunities Commission (Byron House, Inc. Facility), (Series 1998 Issue I) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.020%, 11/7/2017	904,000
20,000,000		Montgomery County, MD, (2010 Series B), 0.90% CP, Mandatory Tender 12/1/2017	20,000,000
6,680,000		University System of Maryland, Solar Eclipse (Series 2017-0023), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/14/2017	6,680,000
		TOTAL	34,519,000
		Massachusetts—1.0%
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.12% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 12/7/2017	6,120,000
10,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.960%, 11/2/2017	10,300,000
4,075,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.960%, 11/2/2017	4,075,000
3,890,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	3,890,000
		TOTAL	24,385,000
		Michigan—5.5%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (2017-012) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.990%, 11/2/2017	60,300,000
800,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 0.940%, 11/2/2017	800,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.020%, 11/1/2017	3,100,000
655,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.990%, 11/2/2017	655,000
2,900,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.020%, 11/2/2017	2,900,000
2,270,000		Michigan State Strategic Fund (Detroit Public Television), (Series 2005) Weekly VRDNs (Comerica Bank LOC), 1.010%, 11/2/2017	2,270,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.000%, 11/2/2017	400,000
3,225,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.010%, 11/3/2017	3,225,000
955,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.010%, 11/2/2017	955,000
26,600,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.010%, 11/2/2017	26,600,000
35,635,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.010%, 11/2/2017	35,635,000
		TOTAL	136,840,000
		Minnesota—1.3%
2,490,000		Andover, MN (Presbyterian Homes of Andover, Inc.), (Series 2003) Weekly VRDNs (FNMA LOC), 0.930%, 11/2/2017	2,490,000
1,770,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 0.930%, 11/2/2017	1,770,000
14,010,000		Minneapolis, MN (Symphony Place) Weekly VRDNs (FHLMC LOC), 0.920%, 11/2/2017	14,010,000
200,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Children's Health Care), (Series A) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.880%, 11/1/2017	200,000
1,540,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series A) Weekly VRDNs, 0.870%, 11/1/2017	1,540,000
9,950,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	9,950,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.000%, 11/2/2017	2,642,000
		TOTAL	32,602,000
		Missouri—0.6%
930,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009A) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 0.960%, 11/2/2017	930,000
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Missouri—continued
$10,000,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 0.960%, 11/2/2017	$10,000,000
4,995,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	4,995,000
		TOTAL	15,925,000
		Montana—0.3%
7,000,000		Montana State Board Of Investments, Municipal Finance Consolidation Act Bonds (Series 2010), 1.20% TOBs, Mandatory Tender 3/1/2018	7,000,000
		Multi-State—9.5%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.010%, 11/2/2017	121,400,000
45,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.000%, 11/2/2017	45,000,000
69,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.020%, 11/2/2017	69,000,000
		TOTAL	235,400,000
		Nevada—1.0%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/21/2017	5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 0.85% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 11/7/2017	12,500,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/30/2017	7,990,000
		TOTAL	25,490,000
		New Jersey—2.8%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,498,404
2,110,500		Cresskill Borough, NJ, 2.00% BANs, 3/2/2018	2,115,742
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.970%, 11/2/2017	6,000,000
8,182,545		Glassboro Borough, NJ, 2.50% BANs, 1/10/2018	8,198,697
2,665,000		Kenilworth, NJ, 2.00% BANs, 12/8/2017	2,666,731
5,813,606		Manalapan Township, NJ, 2.25% BANs, 1/30/2018	5,829,741
8,240,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.960%, 11/2/2017	8,240,000
11,360,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C), 1.20% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/1/2018	11,360,000
7,324,176		Roselle, NJ, 2.50% BANs, 3/1/2018	7,352,451
4,462,395		Southampton Township, NJ, (2017 Series A), 2.50% BANs, 7/17/2018	4,498,168
5,381,172		Wallington, NJ, 2.25% BANs, 8/23/2018	5,426,387
2,945,000		Winslow Township, NJ, (Series A), 2.50% BANs, 12/27/2017	2,949,766
		TOTAL	70,136,087
		New York—11.2%
3,452,000		Baldwinsville, NY CSD, 2.25% BANs, 6/29/2018	3,473,281
11,050,000		Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.960%, 11/1/2017	11,050,000
19,150,000		Candor, NY CSD, 2.25% BANs, 6/28/2018	19,286,302
13,800,000		Eden, NY CSD, 2.00% BANs, 6/8/2018	13,870,380
6,000,000		Geneva, NY City School District, 2.25% RANs, 6/26/2018	6,040,400
15,907,492		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	16,043,207
3,705,578		Liberty, NY CSD, 2.00% BANs, 6/29/2018	3,724,947
21,190,000		MTA Transportation Revenue, Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 0.970%, 11/2/2017	21,190,000
3,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 0.960%, 11/2/2017	3,500,000
39,770,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.970%, 11/2/2017	39,770,000
6,027,088		Middletown, NY, (Series A), 2.25% BANs, 8/29/2018	6,078,630
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,400,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.950%, 11/1/2017	$3,400,000
11,400,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs (TD Bank, N.A. LIQ), 0.920%, 11/1/2017	11,400,000
65,850,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.950%, 11/1/2017	65,850,000
2,700,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (2016-ZF0265) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.940%, 11/2/2017	2,700,000
3,300,000		New York City, NY Transitional Finance Authority, Fiscal 2015 (Subseries A-4) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.930%, 11/1/2017	3,300,000
18,000,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.950%, 11/1/2017	18,000,000
8,600,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.950%, 11/1/2017	8,600,000
5,476,209		North Syracuse, NY CSD, 2.25% BANs, 8/10/2018	5,521,353
2,302,807		Springville-Griffith Institute, NY CSD, 2.25% BANs, 8/24/2018	2,322,222
2,500,000		Waverly, NY CSD, 2.25% BANs, 8/31/2018	2,519,861
2,200,000		Webutuck, NY CSD, 2.25% BANs, 8/25/2018	2,217,669
6,422,000		Weedsport, NY CSD, 2.25% BANs, 7/13/2018	6,461,615
		TOTAL	276,319,867
		North Carolina—2.4%
10,175,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), Stage Trust (Series 2011-72C), 1.20% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/1/2018	10,175,000
13,000,000		Forsyth County, NC, Solar Eclipse (Series 2017-0020) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	13,000,000
4,815,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	4,815,000
5,625,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/14/2017	5,625,000
1,035,000		North Carolina Capital Facilities Finance Agency (Summit School, Inc.), (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.920%, 11/2/2017	1,035,000
12,510,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2001A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.900%, 11/2/2017	12,510,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C), 1.20% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 4/5/2018	11,015,000
1,100,000		Person County, NC Industrial Facilities & PCFA (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs (Credit Industriel et Commercial LOC), 1.000%, 11/2/2017	1,100,000
		TOTAL	59,275,000
		North Dakota—0.4%
9,124,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.020%, 11/1/2017	9,124,000
		Ohio—3.3%
2,220,000		Cuyahoga County, OH Hospital Authority (The Sisters of Charity of St. Augustine Health System, Inc.), (Series 2000) Weekly VRDNs (PNC Bank, N.A. LOC), 0.920%, 11/2/2017	2,220,000
3,220,000		Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services), (Series 2005B) Weekly VRDNs (Comerica Bank LOC), 0.940%, 11/2/2017	3,220,000
3,100,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 0.940%, 11/2/2017	3,100,000
13,865,000		Franklin County, OH Hospital Facility Authority (OhioHealth Corp,), (Series 2011C) Weekly VRDNs, 0.930%, 11/1/2017	13,865,000
920,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.930%, 11/2/2017	920,000
10,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH), 0.85% TOBs, Mandatory Tender 12/1/2017	10,000,000
24,000,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 11/2/2017	24,000,000
8,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), 0.90% CP, Mandatory Tender 12/4/2017	8,300,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 11/2/2017	15,410,000
		TOTAL	81,035,000
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oklahoma—0.6%
$14,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.270%, 11/2/2017	$14,000,000
		Oregon—0.5%
12,185,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	12,185,000
		Pennsylvania—6.3%
2,000,000		Allegheny County, PA Hospital Development Authority (UPMC Health System), PUTTERs (Series 2017-5015) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.960%, 11/1/2017	2,000,000
1,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 0.910%, 11/2/2017	1,500,000
10,890,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.950%, 11/1/2017	10,890,000
400,000		Erie County, PA Hospital Authority (St. Vincent Health System), (Series 2010B) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 11/2/2017	400,000
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C), 1.20% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), (SIFMA 7-day +0.300%), Optional Tender 2/15/2018	7,080,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C), 1.20% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 2/8/2018	4,795,000
1,000,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 0.940%, 11/2/2017	1,000,000
99,630,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.990%, 11/2/2017	99,630,000
20,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.960%, 11/2/2017	20,000,000
9,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.040%, 11/2/2017	9,500,000
		TOTAL	156,795,000
		South Carolina—0.4%
10,000,000		Lexington, SC Waterworks & Sewer System, 2.50% BANs, 12/1/2017	10,011,786
		Tennessee—0.7%
16,880,000		Metropolitan Government Nashville & Davidson County, TN, Solar Eclipse (Series 2017-0011) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	16,880,000
		Texas—7.0%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/16/2017	8,575,000
600,000		Austin, TX Hotel Occupancy Tax, Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.950%, 11/2/2017	600,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.010%, 11/2/2017	700,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), 0.96% CP, Mandatory Tender 12/7/2017	40,000,000
2,700,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 0.920%, 11/1/2017	2,700,000
15,000,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.960%, 11/2/2017	15,000,000
4,680,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) Weekly VRDNs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	4,680,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs (GTD by Total S.A.), 0.980%, 11/1/2017	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (GTD by Total S.A.), 0.980%, 11/1/2017	21,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.90% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 12/7/2017	30,000,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.98% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 12/14/2017	25,000,000
		TOTAL	173,255,000
		Utah—5.8%
20,450,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs (Canadian Imperial Bank of Commerce LOC), 0.900%, 11/1/2017	20,450,000
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Utah—continued
$122,321,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.970%, 11/2/2017	$122,321,000
		TOTAL	142,771,000
		Virginia—2.8%
1,400,000		Fairfax County, VA IDA (Inova Health System), (Series 2005C-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.940%, 11/1/2017	1,400,000
200,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	200,000
4,900,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs (Bank of America N.A. LOC), 1.000%, 11/2/2017	4,900,000
63,295,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.960%, 11/2/2017	63,295,000
500,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.940%, 11/2/2017	500,000
		TOTAL	70,295,000
		Washington—0.5%
7,855,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/28/2017	7,855,000
4,000,000		Seattle, WA, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 11/2/2017	4,000,000
		TOTAL	11,855,000
		West Virginia—1.0%
25,000,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.950%, 11/2/2017	25,000,000
		Wisconsin—0.3%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/14/2017	5,000,000
2,610,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.200%, 11/2/2017	2,610,000
		TOTAL	7,610,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)	2,473,457,328
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	2,786,215
		TOTAL NET ASSETS—100%	$2,476,243,543
At October 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2017, these restricted securities amounted to $6,710,000, which represented 0.3% of total net assets.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
7

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
8
Federated Treasury Obligations Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—61.0%
$150,000,000	Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/13/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,144,306 on 12/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,288,025.	$150,000,000
190,000,000	Interest in $200,000,000 joint repurchase agreement 1.12%, dated 10/20/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,528,889 on 1/16/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $204,057,125.	190,000,000
2,129,000,000	Interest in $4,400,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $4,400,128,333 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $4,488,130,929.	2,129,000,000
240,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $240,007,000 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $244,807,148.	240,000,000
350,000,000	Interest in $375,000,000 joint repurchase agreement 1.12%, dated 7/7/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $376,528,333 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $383,892,358.	350,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.14%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,900,000 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $510,016,219.	475,000,000
75,000,000	Interest in $300,000,000 joint repurchase agreement 1.08%, dated 8/4/2017 under which Bank of Montreal will repurchase securities provided as collateral for $300,927,000 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $306,817,044.	75,000,000
275,000,000	Interest in $300,000,000 joint repurchase agreement 1.08%, dated 9/14/2017 under which Bank of Montreal will repurchase securities provided as collateral for $300,954,000 on 12/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $306,440,655.	275,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,044,709.	750,000,000
250,000,000	Interest in $800,000,000 joint repurchase agreement 1.05%, dated 10/25/2017 under which Barclays Bank PLC will repurchase securities provided as collateral for $800,700,000 on 11/24/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $816,714,005.	250,000,000
970,000,000	Interest in $3,420,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,420,099,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $3,488,501,752.	970,000,000
50,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which Barclays Bank PLC will repurchase securities provided as collateral for $50,001,458 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 3/31/2023 and the market value of those underlying securities was $51,001,522.	50,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,044,642.	750,000,000
250,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,007,292 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $255,007,559.	250,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,101,111 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $510,088,413.	475,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$475,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $475,013,854 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $484,514,255.	$475,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 10/19/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,408,333 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 3/31/2024 and the market value of those underlying securities was $1,020,386,840.	300,000,000
500,000,000	Interest in $700,000,000 joint repurchase agreement 1.05%, dated 10/27/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $700,142,917 on 11/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2044 and the market value of those underlying securities was $714,104,216.	500,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $1,530,044,667.	750,000,000
200,000,000	Interest in $700,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $700,144,278 on 11/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $714,021,089.	200,000,000
106,000,000	Repurchase agreement 1.04%, dated 10/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $106,003,062 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 10/31/2018 and the market value of those underlying securities was $108,121,372.	106,000,000
1,150,000,000	Interest in $2,150,000,000 joint repurchase agreement 1.04%, dated 10/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,150,062,111 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $2,193,004,211.	1,150,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,014,583 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,014,933.	500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,029,167 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $1,020,029,814.	500,000,000
250,000,000	Repurchase agreement 0.50%, dated 10/31/2017 under which Fixed Income Clearing Corporation (“FICC”) - State Street Bank will repurchase securities provided as collateral for $250,003,472 on 11/1/2017. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2018 and the market value of those underlying securities was $299,906,250.	250,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.02%, dated 10/4/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,991,667 on 11/8/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $1,020,809,297.	500,000,000
150,000,000	Interest in $350,000,000 joint repurchase agreement 1.04%, dated 10/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $350,070,778 on 11/7/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $357,000,970.	150,000,000
1,500,000,000	Interest in $2,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,072,917 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2021 and the market value of those underlying securities was $2,537,957,435.	1,500,000,000
103,974,000	Repurchase agreement 1.05%, dated 10/31/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $103,974,000 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 2/15/2044 and the market value of those underlying securities was $106,055,462.	103,974,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.05%, dated 10/19/2017 under which MUFG Securities Americas, Inc., will repurchase securities provided as collateral for $500,422,917 on 11/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,193,453.	250,000,000
600,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $600,017,500 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $612,017,870.	600,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $300,008,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $306,009,007.	$300,000,000
850,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,029,167 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,020,029,839.	850,000,000
414,815,000	Repurchase agreement 1.09%, dated 10/31/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $414,827,560 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $421,624,877.	414,815,000
253,279,000	Repurchase agreement 1.09%, dated 10/31/2017 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $253,286,669 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $257,897,435.	253,279,000
125,000,000	Interest in $500,000,000 joint repurchase agreement 1.08%, dated 8/4/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,350,000 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $511,361,795.	125,000,000
474,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which RBS Securities, Inc. will repurchase securities provided as collateral for $474,013,825 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $483,483,263.	474,000,000
200,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,101,111 on 11/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2021 and the market value of those underlying securities was $510,103,155.	200,000,000
250,000,000	Repurchase agreement 1.05%, dated 10/31/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $250,007,292 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2022 and the market value of those underlying securities was $255,007,458.	250,000,000
230,000,000	Interest in $500,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,103,056 on 11/7/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,105,213.	230,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.03%, dated 10/30/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,100,139 on 11/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,029,219.	475,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,101,111 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,088,450.	250,000,000
200,000,000	Repurchase agreement 1.06%, dated 5/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $200,041,222 on 11/8/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $204,006,084.	200,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/10/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,921,389 on 12/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,333,502.	250,000,000
140,000,000	Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/12/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,936,250 on 12/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,303,215.	140,000,000
100,000,000	Repurchase agreement 1.08%, dated 10/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $100,297,000 on 1/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $102,085,741.	100,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,058,333 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2022 and the market value of those underlying securities was $2,040,003,237.	1,000,000,000
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$275,000,000		Interest in $300,000,000 joint repurchase agreement 1.04%, dated 10/25/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,060,667 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $306,061,891.	$275,000,000
500,000,000		Repurchase agreement 1.05%, dated 10/31/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,014,583 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,014,897.	500,000,000
500,000,000		Repurchase agreement 1.05%, dated 10/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $500,014,583 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2022 and the market value of those underlying securities was $510,014,972.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	22,001,068,000
		U.S. TREASURIES—38.9%
350,000,000	[1]	United States Treasury Bills, 1.013%, 11/9/2017	349,921,250
424,000,000	[1]	United States Treasury Bills, 1.225%—1.230%, 8/16/2018	419,833,319
150,000,000	[1]	United States Treasury Bills, 1.240%, 4/19/2018	149,126,833
240,000,000	[1]	United States Treasury Bills, 1.250%, 4/26/2018	238,533,333
315,500,000	[2]	United States Treasury Floating Rate Notes, 1.181% (91-day T-Bill +0.048%), 11/7/2017	315,501,978
1,246,770,000	[2]	United States Treasury Floating Rate Notes, 1.193% (91-day T-Bill +0.060%), 11/7/2017	1,246,832,437
487,000,000	[2]	United States Treasury Floating Rate Notes, 1.203% (91-day T-Bill +0.070%), 11/7/2017	486,983,948
622,000,000	[2]	United States Treasury Floating Rate Notes, 1.273% (91-day T-Bill +0.140%), 11/7/2017	622,198,419
282,500,000	[2]	United States Treasury Floating Rate Notes, 1.303% (91-day T-Bill +0.170%), 11/7/2017	282,483,499
1,137,000,000	[2]	United States Treasury Floating Rate Notes, 1.307% (91-day T-Bill +0.174%), 11/7/2017	1,137,080,911
527,000,000	[2]	United States Treasury Floating Rate Notes, 1.323% (91-day T-Bill +0.190%), 11/7/2017	527,012,523
983,000,000	[2]	United States Treasury Floating Rate Notes, 1.405% (91-day T-Bill +0.272%), 11/7/2017	983,162,284
2,014,200,000		United States Treasury Notes, 0.625%—2.250%, 11/30/2017	2,015,673,568
620,500,000		United States Treasury Notes, 0.750%—2.625%, 1/31/2018	622,866,982
940,000,000		United States Treasury Notes, 0.750%—2.625%, 4/30/2018	938,943,189
1,345,000,000		United States Treasury Notes, 0.750%—2.750%, 12/31/2017	1,347,107,323
564,500,000		United States Treasury Notes, 0.875%—2.375%, 5/31/2018	566,139,709
424,800,000		United States Treasury Notes, 0.875%—4.250%, 11/15/2017	425,114,677
617,000,000		United States Treasury Notes, 1.000%—3.875%, 5/15/2018	619,357,061
90,000,000		United States Treasury Notes, 1.000%, 8/15/2018	89,790,356
330,500,000		United States Treasury Notes, 1.000%, 9/15/2018	329,623,487
289,000,000		United States Treasury Notes, 1.125%, 6/15/2018	289,238,638
		TOTAL U.S. TREASURIES	14,002,525,724
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)	36,003,593,724
		OTHER ASSETS AND LIABILITIES-NET—0.1%[3]	26,968,708
		TOTAL NET ASSETS—100%	$36,030,562,432
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
4

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
5
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—61.9%
$25,000,000	Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/13/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,144,306 on 12/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,288,025.	$25,000,000
10,000,000	Interest in $200,000,000 joint repurchase agreement 1.12%, dated 10/20/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,528,889 on 1/16/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $204,057,125.	10,000,000
78,000,000	Interest in $4,400,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $4,400,128,333 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $4,488,130,929.	78,000,000
25,000,000	Interest in $375,000,000 joint repurchase agreement 1.12%, dated 7/7/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $376,528,333 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $383,892,358.	25,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.14%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,900,000 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $510,016,219.	25,000,000
25,000,000	Interest in $300,000,000 joint repurchase agreement 1.08%, dated 9/14/2017 under which Bank of Montreal will repurchase securities provided as collateral for $300,954,000 on 12/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $306,440,655.	25,000,000
250,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,044,709.	250,000,000
250,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,500,043,750 on 11/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,044,642.	250,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,101,111 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $510,088,413.	25,000,000
20,000,000	Interest in $700,000,000 joint repurchase agreement 1.05%, dated 10/27/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $700,142,917 on 11/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities Maturing on 11/15/2044 and the market value of those underlying securities was $714,104,216.	20,000,000
20,000,000	Interest in $700,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $700,144,278 on 11/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $714,021,089.	20,000,000
20,000,000	Interest in $500,000,000 joint repurchase agreement 1.05%, dated 10/19/2017 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $500,422,917 on 11/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,193,453.	20,000,000
150,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 10/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,029,167 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,020,029,839.	150,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement 1.08%, dated 8/4/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,350,000 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $511,361,795.	10,000,000
15,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 10/26/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,101,111 on 11/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2021 and the market value of those underlying securities was $510,103,155.	15,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$20,000,000		Interest in $500,000,000 joint repurchase agreement 1.06%, dated 10/31/2017 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,103,056 on 11/7/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,105,213.	$20,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 1.03%, dated 10/30/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,100,139 on 11/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,029,219.	25,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/10/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,921,389 on 12/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,333,502.	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/12/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,936,250 on 12/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,303,215.	10,000,000
25,000,000		Interest in $300,000,000 joint repurchase agreement 1.04%, dated 10/25/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,060,667 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $306,061,891.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	1,038,000,000
		U.S. TREASURIES—38.0%
20,000,000	[1]	United States Treasury Bills, 1.228%, 8/16/2018	19,803,600
10,000,000	[1]	United States Treasury Bills, 1.250%, 4/26/2018	9,938,889
9,500,000	[2]	United States Treasury Floating Rate Notes, 1.181% (91-day T-Bill +0.048%), 11/7/2017	9,500,020
53,410,000	[2]	United States Treasury Floating Rate Notes, 1.193% (91-day T-Bill +0.060%), 11/7/2017	53,413,150
25,000,000	[2]	United States Treasury Floating Rate Notes, 1.203% (91-day T-Bill +0.070%), 11/7/2017	24,999,395
38,000,000	[2]	United States Treasury Floating Rate Notes, 1.273% (91-day T-Bill +0.140%), 11/7/2017	38,010,143
17,500,000	[2]	United States Treasury Floating Rate Notes, 1.303% (91-day T-Bill +0.170%), 11/7/2017	17,498,866
50,000,000	[2]	United States Treasury Floating Rate Notes, 1.307% (91-day T-Bill +0.174%), 11/7/2017	50,003,367
24,440,000	[2]	United States Treasury Floating Rate Notes, 1.323% (91-day T-Bill +0.190%), 11/7/2017	24,440,615
57,000,000	[2]	United States Treasury Floating Rate Notes, 1.405% (91-day T-Bill +0.272%), 11/7/2017	57,009,246
61,300,000		United States Treasury Notes, 0.625%—2.250%, 11/30/2017	61,334,259
37,200,000		United States Treasury Notes, 0.750%—2.625%, 1/31/2018	37,342,125
37,000,000		United States Treasury Notes, 0.750%—2.625%, 4/30/2018	37,001,082
79,500,000		United States Treasury Notes, 0.750%—2.750%, 12/31/2017	79,606,540
21,000,000		United States Treasury Notes, 0.875%—2.375%, 5/31/2018	21,041,975
33,200,000		United States Treasury Notes, 0.875%—4.250%, 11/15/2017	33,235,811
20,000,000		United States Treasury Notes, 1.000%, 5/15/2018	19,979,658
6,000,000		United States Treasury Notes, 1.000%, 8/15/2018	5,986,024
13,000,000		United States Treasury Notes, 1.000%, 9/15/2018	12,965,523
23,000,000		United States Treasury Notes, 1.125%, 6/15/2018	23,018,992
		TOTAL U.S. TREASURIES	636,129,280
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)	1,674,129,280
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,195,369
		TOTAL NET ASSETS—100%	$1,675,324,649
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017